     As filed with the Securities and Exchange Commission on November 13, 1995

                                       1933 Act Registration No. 33-55374
                                       1940 Act Registration No. 811-7374

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ X ]

              Pre-Effective Amendment No.                            [   ]

              Post-Effective Amendment No. 8                         [ X ]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
              Amendment No. 10

                          (Check appropriate box or boxes.)

                             PAINEWEBBER SECURITIES TRUST
                  (Exact name of registrant as specified in charter)

                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Address of principal executive offices)
          Registrant's telephone number, including area code: (212) 713-2000

                              DIANNE E. O'DONNELL, Esq.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:
                                ELINOR W. GAMMON, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C.  20036-5891
                              Telephone: (202) 778-9000

              It is proposed that this filing will become effective:

     [__X__] Immediately upon filing pursuant to Rule 485(b) [_____] On pursuant to Rule 485(b)
     [_____] 60 days after filing pursuant to Rule 485(a)(i) [_____] On _________________ pursuant to Rule 485(a)(i)
     [_____] 75 days after filing pursuant to Rule 485(a)(ii) [_____] On _________________ pursuant to Rule 485(a)(ii)

     If appropriate, check the following box:

     [___] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on September 28, 1995.

                             PaineWebber Securities Trust
                          Contents of Registration Statement


     This Registration Statement consists of the following papers and documents:

              Cover Sheet

              Contents of Registration Statement

              PaineWebber Strategic Income Fund

              Cross Reference Sheet

              Part A - Prospectus

              Part B - Statement of Additional Information

              Part C - Other Information

              Signature Page

              Exhibits









              This filing is made to update the Prospectus and Statement of Additional Information of PaineWebber Small Cap Value Fund. No changes are hereby made to the currently effective Prospectus or Statement of Additional Information of PaineWebber Strategic Income Fund, another series of PaineWebber Securities Trust.


                                                        PaineWebber Securities Trust:
                                                       PaineWebber Small Cap Value Fund

                                                       Form N-1A Cross Reference Sheet

                    Part A Item No. and Caption                           Prospectus Caption
                    ---------------------------                           ------------------

       1.           Cover Page  . . . . . . . . . . . . . . . . . . .     Cover Page

       2.           Synopsis  . . . . . . . . . . . . . . . . . . . .     Prospectus Summary

       3.           Condensed Financial Information . . . . . . . . .     Performance Information; Financial
                                                                          Highlights
       4.           General Description of Registrant . . . . . . . .     Prospectus Summary; Investment
                                                                          Objective, Policies and Risk
                                                                          Considerations; General Information

       5.           Management of the Fund  . . . . . . . . . . . . .     Management; General Information
       6.           Capital Stock and Other Securities  . . . . . . .     Cover Page; Conversion of Class B
                                                                          Shares; Dividends and Taxes; General
                                                                          Information

       7.           Purchase of Securities Being Offered  . . . . . .     Purchases; Exchanges; Valuation of
                                                                          Shares; Other Services and Information;
                                                                          Management

       8.           Redemption of Repurchase  . . . . . . . . . . . .     Redemptions, Other Services and
                                                                          Information
       9.           Pending Legal Proceedings . . . . . . . . . . . .     Not Applicable


                                                                          Statement of Additional
                    Part B Item No. and Caption                           Information Caption
                    ---------------------------                           -----------------------
       10.          Cover page  . . . . . . . . . . . . . . . . . . .     Cover Page
       11.          Table of Contents . . . . . . . . . . . . . . . .     Table of Contents

       12.          General Information and History . . . . . . . . .     Not Applicable

       13.          Investment Objective and Policies . . . . . . . .     Investment Policies and Restrictions;
                                                                          Portfolio Transactions
       14.          Management of the Fund  . . . . . . . . . . . . .     Trustees and Officers

       15.          Control Persons and Principal Holders of              Trustees and Officers
                    Securities  . . . . . . . . . . . . . . . . . . .
       16.          Investment Advisory and Other Services  . . . . .     Investment Advisory and Distribution
                                                                          Arrangements; Other Information

       17.          Brokerage Allocation  . . . . . . . . . . . . . .     Portfolio Transactions

       18.          Capital Stock and Other Securities  . . . . . . .     Conversion of Class B Shares; Other
                                                                          Information
       19.          Purchase, Redemption and Pricing of Securities        Reduced Sales Charges, Additional
                    Being Offered . . . . . . . . . . . . . . . . . .     Exchange and Redemption Information and
                                                                          Other Services; Valuation of Shares

       20.          Tax Status  . . . . . . . . . . . . . . . . . . .     Taxes
       21.          Underwriters  . . . . . . . . . . . . . . . . . .     Investment Advisory and Distribution
                                                                          Arrangements

       22.          Calculation of Performance Data . . . . . . . . .     Performance Information

       23.          Financial Statements  . . . . . . . . . . . . . .     Financial Statements

     Part C

              Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

The Fund is a series of PaineWebber Securities Trust ("Trust"). This Prospec-tus concisely sets forth information about the Fund a prospective investor should know before investing. Please retain this Prospectus for future refer-
ence. A Statement of Additional Information dated November   , 1995 (which is
incorporated by reference herein) has been filed with the Securities and Ex-change Commission. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.
-------------------------------------------------------------------------------

A professionally managed series of a mutual fund seeking long-term capital appreciation; it invests primarily in equity securities of small capitalization companies.

-------------------------------------------------------------------------------

November   , 1995

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PaineWebber
Small Cap
Value Fund
1285 Avenue of the Americas
New York, New York 10019

-------------------------------------------------------------------------------

 . Long-Term Capital Appreciation

 . Professional Management

 . Portfolio Diversification

 . Dividend and Capital Gain Reinvestment

 . Flexible Pricingsm

 . Low Minimum Investment

 . Automatic Investment Plan

 . Systematic Withdrawal Plan

 . Suitable For Retirement Plans
-------------------------------------------------------------------------------
A PAINEWEBBER MUTUAL FUND

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBU-TOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ----------------

                        PAINEWEBBER SMALL CAP VALUE FUND

                               PROSPECTUS SUMMARY

  See the body of the Prospectus for more information on the topics discussed in this summary.

The Fund:               This Prospectus describes PaineWebber Small Cap Value
                        Fund ("Fund"), a diversified series of an open-end, management investment company.

Investment Objective    Long-term capital appreciation; invests primarily in
 and Policies:          equity securities of small capitalization ("small cap")
                        companies.

Total Net Assets:
                        $     million at October 31, 1995.

Investment Adviser
 and Administrator:     Mitchell Hutchins Asset Management Inc. ("Mitchell
                        Hutchins"), an asset management subsidiary of
                        PaineWebber Incorporated ("PaineWebber"), manages over
                        $     billion in assets. See "Management."

Sub-Adviser:
                        Quest Advisory Corp. ("Sub-Adviser") manages
                        approximately $    billion in assets. See "Management."

Purchases:              Shares of beneficial interest are available exclusively
                        through PaineWebber and its correspondent firms for investors who are clients of PaineWebber or those firms
                        ("PaineWebber clients") and, for other investors, through PFPC Inc., the Fund's transfer agent ("Transfer
                        Agent").

Flexible Pricing Sys-
 tem: Investors may select Class A, Class B or Class C shares, each with a public offering price that reflects different sales charges and expense levels. See "Flexible Pricing System," "Purchases," "Redemptions" and "Conversion of Class B Shares."

 Class A Shares         Offered at net asset value plus any applicable sales
                        charge (maximum is 4.5% of public offering price).

 Class B Shares         Offered at net asset value (a maximum contingent
                        deferred sales charge of 5% of redemption proceeds is imposed on certain redemptions made within six years of date of purchase).
                        Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) approximately six years after purchase.

 Class C Shares         Offered at net asset value without an initial sales
                        charge (a contingent deferred sales charge of 1.00% of redemption proceeds is imposed on certain redemptions made within one year of date of purchase). Class C shares pay higher ongoing expenses than Class A shares and do not convert into another Class.

Exchanges:              Shares may be exchanged for shares of the corresponding
                        Class of most PaineWebber mutual funds.

Redemptions:            PaineWebber clients may redeem through PaineWebber;
                        other shareholders must redeem through the Transfer
                        Agent.

Dividends:              Declared and paid annually; net capital gain is also
                        distributed annually. See "Dividends and Taxes."

Reinvestment:           All dividends and capital gain distributions are paid
                        in Fund shares of the same Class at net asset value unless the shareholder has requested cash.

Minimum Purchase:       $1,000 for the first purchase; $100 for subsequent
                        purchases.

Other Features:

 Class A Shares         Automatic investment    Quantity discounts on initial
                         plan                    sales charge
                        Systematic withdrawal   365-day reinstatement privilege
                         plan
                        Rights of accumulation

 Class B Shares         Automatic investment    Systematic withdrawal plan
                         plan

                        Automatic investment    Systematic withdrawal plan
 Class C Shares          plan

  WHO SHOULD INVEST. The Fund invests primarily in equity securities of a di-versified group of small cap companies selected on a value basis. Value invest-ing is based on factors such as balance sheet and cash flow analysis and the relationships that these factors have to the price of a given security. While the Fund is not intended to provide a complete or balanced investment program, it can serve as one component of an investor's long-term program to accumulate assets for retirement, college tuition or other major goals. The Fund is de-signed for investors seeking long-term growth of capital who are able to bear the risks inherent in equity investments.

  RISK FACTORS. There can be no assurance that the Fund will achieve its in-vestment objective. The Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. Investing in securities of small cap companies entails greater market volatility and risks of adverse fi-nancial developments than is the case for securities of larger companies. The Fund's ability to invest in U.S. dollar-denominated foreign equity securities also involves special risks.

  EXPENSES OF INVESTING IN THE FUND. The following tables are intended to as-sist investors in understanding the expenses associated with investing in the Fund.

                      SHAREHOLDER TRANSACTION EXPENSES(1)

                                                      CLASS A   CLASS B CLASS C
                                                      -------   ------- -------
Maximum sales charge on purchases of shares (as a
 percentage of public offering price)................   4.5%      None    None
Sales charge on reinvested dividends.................   None      None    None
Exchange fee.........................................  $5.00     $5.00   $5.00
Maximum contingent deferred sales charge (as a
 percentage of redemption proceeds)..................   None(2)     5%   1%(3)

                     ANNUAL FUND OPERATING EXPENSES(4)
                    (as a percentage of average net assets)

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
Management fees.........................................  1.00%   1.00%   1.00%
12b-1 fees(5)...........................................  0.25    1.00    1.00
Other expenses..........................................  0.73    0.74    0.73
                                                          ----    ----    ----
Total operating expenses................................  1.98    2.74    2.73
                                                          ====    ====    ====

--------
  (1) Sales charge waivers are available for Class A and Class B shares, re-duced sales charge purchase plans are available for Class A shares and exchange fee waivers are available for all three Classes. The maximum 5% contingent de-ferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "Purchases."

  (2) Purchases of Class A shares of $1 million or more are not subject to a sales charge. If these shares are redeemed within one year of purchase, a con-tingent deferred sales charge of 1% will be applied to the redemption. See "Purchases."

  (3) A contingent deferred sales charge of 1% will be applied to certain re-demptions of Class C shares within one year of purchase. See "Purchases."

  (4) See "Management" for additional information. All expenses are those actu-ally incurred for the fiscal year ended July 31, 1995. The management fee paid by the Fund is higher than that paid by most mutual funds.

  (5) 12b-1 fees have two components, as follows:

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
12b-1 service fees......................................  0.25%   0.25%   0.25%
12b-1 distribution fees.................................  0.00    0.75    0.75

  12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (includ-ing distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                       EXAMPLE OF EFFECT OF FUND EXPENSES

  An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                      -------- ----------- ---------- ---------
   Class A Shares(1).................   $64       $104        $147      $265
   Class B Shares:
     Assuming a complete redemption
      at end of period(2)(3).........   $78       $115        $165      $272
     Assuming no redemption(3).......   $28       $ 85        $145      $272
   Class C Shares:
     Assuming a complete redemption
      at the end of period(2)........   $38       $ 85        $144      $306
     Assuming no redemption..........   $28       $ 85        $144      $306

--------
  (1) Assumes deduction at the time of purchase of the maximum 4.5% initial sales charge.
  (2) Assumes deduction at the time of redemption of the maximum applicable contingent deferred sales charge.
  (3) Ten-year figures assume conversion of Class B shares to Class A shares at end of sixth year.

  This Example assumes that all dividends and other distributions are rein-vested and that the percentage amounts listed under Annual Fund Operating Ex-penses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securi-ties and Exchange Commission ("SEC") applicable to all mutual funds; the as-sumed 5% annual return is not a prediction of, and does not represent, the pro-jected or actual performance of any Class of the Fund's shares.

  THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund's actual expenses will depend upon, among other things, the level of average net assets and the extent to which the Fund incurs variable expenses, such as transfer agency costs.

                             FINANCIAL HIGHLIGHTS

  The table below provides selected per share data and ratios for one Class A share, one Class B share and one Class C share for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1995, which are incorporated by reference into the State-ment of Additional Information. The financial statements and notes, as well as the information appearing in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Further information about the Fund's per-formance is also included in the Annual Report to Shareholders, which may be obtained without charge.

                                     CLASS A                          CLASS B                         CLASS C(2)
                          -------------------------------- ---------------------------------- --------------------------------
                          FOR THE   FOR THE      FOR THE   FOR THE    FOR THE                 FOR THE   FOR THE
                            YEAR     PERIOD       YEAR       YEAR      PERIOD       FOR THE    YEAR     PERIOD       FOR THE
                           ENDED     ENDED        ENDED     ENDED      ENDED      YEAR ENDED   ENDED     ENDED     YEAR ENDED
                          JULY 31,  JULY 31,   JANUARY 31, JULY 31,   JULY 31,    JANUARY 31, JULY31,   JULY31,    JANUARY 31,
                            1995      1994        1994       1995       1994         1994      1995      1994         1994
                          --------  --------   ----------- --------   --------    ----------- -------   -------    -----------
Net asset value,
 beginning of period....  $ 10.27    $10.61       $10.00   $ 10.22     $10.60        $10.00   $ 10.22    $10.59       $10.00
                          -------    ------       ------   -------     ------        ------   -------    ------       ------
Income from investment
 operations:
  Net investment income
   (loss)...............     0.05      0.02         0.13     (0.04)     (0.02)         0.06     (0.05)    (0.02)        0.06
  Net realized and
   unrealized gains
   (losses) from
   investment
   transactions.........     1.50     (0.36)        0.62      1.49      (0.36)         0.62      1.49     (0.35)        0.62
                             ----     -----         ----      ----      -----          ----      ----     -----         ----
Total income (loss) from
 investment operations..     1.55     (0.34)        0.75      1.45      (0.38)         0.68      1.44     (0.37)        0.68
                             ----     -----         ----      ----      -----          ----      ----     -----         ----
Less dividends and
 distributions to
 shareholders from:
Net investment income...      --        --         (0.12)      --         --          (0.06)      --       0.00        (0.07)
Net realized gains on
 investment transac-
 tions..................    (0.52)     0.00        (0.02)    (0.52)      0.00         (0.02)    (0.52)     0.00        (0.02)
                            -----      ----        -----     -----       ----         -----     -----      ----        -----
Total dividends and dis-
 tributions.............    (0.52)     0.00        (0.14)    (0.52)      0.00         (0.08)    (0.52)     0.00        (0.09)
                            -----      ----        -----     -----       ----         -----     -----      ----        -----
Net asset value, end of
 period.................  $ 11.30    $10.27       $10.61   $ 11.15     $10.22        $10.60   $ 11.14    $10.22       $10.59
                          =======    ======       ======   =======     ======        ======   =======    ======       ======
Total investment return
 (1)....................    15.80%    (3.20)%       7.58%    14.86%     (3.58)%        6.81%    14.76 %   (3.49)%       6.77%
                            =====     =====         ====     =====      =====          ====     =====     =====         ====
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's) ........  $20,494   $22,848      $25,226   $46,142    $52,624       $59,993   $13,263   $16,285      $20,941
Ratio of expenses to
 average net assets.....     1.98%     1.91%*       1.75%     2.74%      2.69%*        2.50%     2.73%     2.69%*       2.50%
Ratio of net investment
 income (loss) to
 average net assets.....     0.41%     0.41%*      (1.41)%   (0.35)%    (0.37)%*       0.67%    (0.34)%   (0.36)%*      0.64%
Portfolio turnover rate.       19%       20%          98%       19%        20%           98%       19%       20%          98%

-------
  * Annualized

  (1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total return informa-tion for periods less than one year is not annualized.

  (2) Formerly Class D shares.

                            FLEXIBLE PRICING SYSTEM

DIFFERENCES AMONG THE CLASSES

  The primary distinctions among the Classes of the Fund's shares lie in their initial and contingent deferred sales charge struct-ures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized in the table below. Each Class has distinct advantages and disadvantages for different investors, and investors may choose the Class that best suits their circumstances and objectives.

                                       ANNUAL 12b-1 FEES
                                   (AS A % OF AVERAGE DAILY
               SALES CHARGE               NET ASSETS)            OTHER INFORMATION
               ------------        ------------------------      -----------------
CLASS A  Maximum initial sales     Service fee of 0.25%      Initial sales charge
         charge of 4.5% of the                               waived or reduced for
         public offering price                               certain purchases
CLASS B  Maximum contingent        Service fee of 0.25%;     Shares convert to Class A
         deferred sales charge of  distribution fee of 0.75% shares approximately six
         5% of redemption                                    years after issuance
         proceeds; declines to
         zero after six years
CLASS C  Contingent deferred sales Service fee of 0.25%;                --
         charge of 1.00% of        distribution fee of 0.75%
         redemption proceeds for
         first year

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES

  In deciding which Class of shares to purchase, investors should consider the cost of sales charges together with the cost of the on-going annual expenses described below, as well as any other relevant facts and circumstances.

  SALES CHARGES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.5% of the public offering price. Because of this ini-tial sales charge, not all of a Class A shareholder's purchase price is in-vested in the Fund. Class B shares are sold with no initial sales charge, but a contingent deferred sales charge of up to 5% of the redemption proceeds applies to redemptions made within six years of purchase. Class C shareholders pay no initial sales charges, although a contingent deferred sales charge of 1.00% ap-plies to certain redemptions made within one year after purchase. Thus, the en-tire amount of a Class B or Class C shareholder's purchase price is immediately invested in the Fund.

  WAIVERS AND REDUCTIONS OF CLASS A SALES CHARGES. Class A share purchases over $50,000 and Class A share purchases made under the Fund's reduced sales charge plans may be made at a reduced sales charge. In considering the combined cost of sales charges and ongoing annual expenses, investors should take into ac-count any reduced sales charges on Class A shares for which they may be eligi-ble.

  The entire initial sales charge on Class A shares is waived for certain eli-gible investors. Because Class A shares bear lower ongoing annual expenses than Class B shares or Class C shares, investors eligible for complete waivers should purchase Class A shares.

  ONGOING ANNUAL EXPENSES. All three Classes of Fund shares pay an annual 12b-1 service fee of 0.25% of average daily net assets. Class B and Class C shares pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. Annual 12b-1 distribu-tion fees are a form of asset-based sales charge. An investor should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in the respective Classes of Fund shares over various time periods.

  For example, assuming a constant net asset value, the cumulative distribution fees on the Fund's Class B or Class C shares and the 4.5% maximum initial sales charge on the Fund's Class A shares would all be approximately equal if the shares were held for six years. Because Class B shares convert to Class A shares (which do not bear the expense of ongoing distribution fees) approxi-mately six years after purchase, an investor expecting to hold Fund shares for longer than six years would generally pay lower cumulative expenses by purchas-ing Class A or Class B shares than by purchasing Class C shares. An investor expecting to hold Fund shares for less than six years would generally pay lower cumulative expenses by purchasing Class C shares than by purchasing Class A shares, and due to the contingent deferred sales charges that would become pay-able on redemption of Class B shares, such an investor would generally pay lower cumulative expenses by purchasing Class C shares than Class B shares.

  The foregoing examples do not reflect, among other variables, the cost or benefit of bearing sales charges or distribution fees at the time of purchase, upon redemption or over time, nor can they reflect fluctuations in the net as-set value of Fund shares, which will affect the actual amount of expenses paid. Expenses borne by Classes will differ slightly because of the allocation of other Class-specific expenses. The "Example of Effect of Fund Expenses" under "Prospectus Summary" shows the cumulative expenses an investor would pay over time on a hypothetical investment in each Class of Fund shares, assuming an an-nual return of 5%.

OTHER INFORMATION

  PaineWebber investment executives may receive different levels of compensa-tion for selling one particular Class of Fund shares rather than another. In-vestors should understand that distribution fees and initial and contingent de-ferred sales charges all are intended to compensate Mitchell Hutchins for dis-tribution services.

  See "Purchases," "Redemptions" and "Management" for a more complete descrip-tion of the initial and contingent deferred sales charges, service fees and distribution fees for the three Classes of shares of the Fund. See also "Con-version of Class B Shares," "Dividends and Taxes," "Valuation of Shares" and "General Information" for other differences among the three Classes.

             INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

  The Fund's investment objective is to achieve long-term capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets is invested in equity securities, including common stocks, convertible preferred stocks, convertible debt securities, warrants and U.S. dollar-denominated foreign eq-uity securities, including American Depository Receipts ("ADRs"), of small cap companies. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase, have market capitalizations between $250 million and $1 billion.

  Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, mar-kets or financial resources, and may be dependent on a relatively small manage-ment group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addi-tion, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

  In selecting securities for the Fund, the Sub-Adviser uses a value approach in attempting to identify and invest in securities that it considers to be un-dervalued based on balance sheet and cash flow analysis and the relationships these factors have to the price of a given security. The Sub-Adviser's invest-ment approach is based on its belief that the securities of small cap companies may sell at a discount from its estimate of such companies' business worth. The Sub-Adviser invests in such securities with the expectation that this value discount will narrow over time and thus provide capital appreciation for the Fund's portfolio. Under normal circumstances, the Fund expects to maintain se-curities of at least 100 different issuers in its portfolio.

  The Fund may invest up to 35% of its total assets in common stocks, convert-ible preferred stocks, convertible debt securities, warrants and ADRs of compa-nies that are smaller or larger than small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, U.S. government securities and high quality money market instruments such as U.S. government obligations, commercial paper, certificates of deposit and bankers' accept-ances. U.S. government securities include direct obligations of the U.S. Trea-sury as well as obligations of U.S. government agencies and instrumentalities backed by the U.S. Treasury or solely or primarily by the credit of the issuer.

  There can be no assurance that the Fund will achieve its investment objec-tive. The Fund's net asset value will fluctuate based on changes in the value of its portfolio securities.

  U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in U.S. dollar-denominated equity securities of foreign is-suers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. These investments may involve special risks, arising both from political and economic developments abroad and differences between foreign and U.S. regulatory systems. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities.

  OTHER INFORMATION. When the Sub-Adviser believes unusual circumstances war-rant a defensive posture, the Fund temporarily may commit all or a portion of its assets to cash or money market instruments, including repurchase agree-ments. Repurchase agreements are transactions in which the Fund purchases secu-rities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not as-sociated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. The Fund in-tends to enter into repurchase agreements only with banks and dealers in trans-actions believed by the Sub-Adviser to present minimal credit risks in accor-dance with guidelines established by the Trust's board of trustees.

  The Fund may borrow money for temporary purposes and may engage in reverse repurchase agreements, but not in excess of 10% of its total assets, and is authorized to lend up to 10% of the total value of its portfolio securities to broker-dealers or institutional lenders.

  The Fund will not invest in debt securities rated Ba or lower by Moody's In-vestors Service, Inc. ("Moody's"), BB or lower by Standard & Poor's Ratings Group ("S&P"), comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Sub-Adviser to be of comparable quality if, as a result, more than 5% of the Fund's net as-sets would be invested in such debt securities. Debt securities rated Ba or lower by Moody's, BB or lower by S&P or comparably rated by another NRSRO are below investment grade, are deemed by those agencies to be predominantly spec-ulative with respect to the issuer's capacity to pay interest and repay prin-cipal and may involve major risk exposure to adverse conditions. The Fund does not expect to invest any of its assets in debt securities that are rated lower than Caa by Moody's, CCC by S&P, comparably rated by another NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality. In the event that, due to a downgrade of one or more debt securities, an amount in excess of 5% of the Fund's net assets is held in securities rated below in-vestment grade and comparable unrated securities, the Sub-Adviser will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities do not exceed 5% of the Fund's net assets.

  The Fund's investment objective and certain investment limitations as de-scribed in the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies may be changed by the Trust's board of trustees without shareholder approval.

                                   PURCHASES

  GENERAL. Class A shares of the Fund are sold to investors subject to an ini-tial sales charge. Class B shares of the Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares approxi- mately six years af-ter issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent de-ferred sales charge of 1.00% payable on certain redemptions made within one year of purchase. Class C shares do not convert into another Class. See "Flex-ible Pricing System" and "Conversion of Class B Shares."

  Shares of the Fund are available through PaineWebber and its correspondent firms or, for shareholders who are not PaineWebber clients, through the Trans-fer Agent. Investors may contact a local PaineWebber office to open a PaineWebber account. The minimum initial investment is $1,000, and the minimum for additional purchases is $100. These minimums may be waived or reduced for investments by employees of PaineWebber or its affiliates, by certain pension plans and retirement accounts and by participants in the Fund's automatic in-vestment plan. Purchase orders will be priced at the net asset value per share next determined (see "Valuation of Shares") after the order is received by PaineWebber's New York City offices or by the Transfer Agent, plus any appli-cable sales charge for the Class A shares. The Fund and Mitchell Hutchins re-serve the right to reject any purchase order and to suspend the offering of the Fund's shares for a period of time.

  When placing purchase orders, investors should specify whether the order is for Class A, Class B or Class C shares. All share purchase orders that fail to specify a Class will automatically be invested in Class A shares.

  PURCHASES THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. Purchases through PaineWebber investment executives or corre- spondent firms may be made in per-son or by mail, telephone or wire; the minimum wire purchase is $1 million. In-vestment executives and correspondent firms are responsible for transmitting purchase orders to PaineWebber's New York City offices promptly. Investors may pay for a purchase with checks drawn on U.S. banks or with funds held in bro-kerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after the order is received at PaineWebber's New York City offices. A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange, Inc. ("NYSE") is open for business.

  PURCHASES THROUGH THE TRANSFER AGENT. Investors who are not PaineWebber cli-ents may purchase shares of the Fund through the Transfer Agent. Shares of the Fund may be purchased, and an account with the Fund established, by completing and signing the purchase application at the end of this Prospectus and mailing it, together with a check to cover the purchase, to the Transfer Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. Subsequent investments need not be accompanied by an application.

  INITIAL SALES CHARGE--CLASS A SHARES. The public offering price of Class A shares is the next determined net asset value, plus any applicable sales charge, which will vary with the size of the purchase as shown in the following table:
                 INITIAL SALES CHARGE SCHEDULE--CLASS A SHARES

                          SALES CHARGE AS A PERCENTAGE OF       DISCOUNT TO SELECTED
                     ----------------------------------------- DEALERS AS A PERCENTAGE
                           OFFERING       NET AMOUNT INVESTED            OF
AMOUNT OF PURCHASE          PRICE          (NET ASSET VALUE)       OFFERING PRICE
-------------------- -------------------- -------------------- -----------------------
 Less than   $50,000         4.50%                4.71%                 4.25%
$50,000 to   $99,999         4.00                 4.17                  3.75
  $100,000
        to  $249,999         3.50                 3.63                  3.25
  $250,000
        to  $499,999         2.50                 2.56                  2.25
  $500,000
        to  $999,999         1.75                 1.78                  1.50
$1,000,000 and
over(1)                      None                 None                  1.00

--------

  (1) Mitchell Hutchins pays compensation to PaineWebber out of its own re-sources. Redemptions of shares purchased at net asset value within one year of purchase will be subject to a contingent deferred sales charge of 1.00%. See "Contingent Deferred Sales Charge--Class A Shares."

  Mitchell Hutchins may at times agree to reallow a higher discount to PaineWebber, as exclusive dealer for the Fund's shares, than those shown above. To the extent PaineWebber or any dealer receives 90% or more of the sales charge, it may be deemed an "underwriter" under the Securities Act of 1933.

  SALES CHARGE WAIVERS--CLASS A SHARES. Class A shares of the Fund are avail-able without a sales charge through exchanges for Class A shares of most other PaineWebber mutual funds. See "Exchanges." In addition, Class A shares may be purchased without a sales charge, and exchanges of any Class of shares made without the $5.00 exchange fee, by employees, directors and officers of PaineWebber or its affiliates, directors or trustees and officers of any PaineWebber mutual funds, their spouses, parents and children and advisory cli-ents of Mitchell Hutchins.

  Class A shares also may be purchased without a sales charge if the purchase is made through a PaineWebber investment executive who formerly was employed as a broker with another firm registered as a broker-dealer with the SEC, provided
(1) the purchaser was the investment executive's client at the competing bro-kerage firm, (2) within 90 days of the purchase of Class A shares the purchaser redeemed shares of one or more mutual funds for which that competing firm or its affiliates was principal underwriter, provided the purchaser either paid a sales charge to invest in those funds, paid a contingent deferred sales charge upon redemption or held shares of those funds for the period required not to pay the otherwise applicable contingent deferred sales charge and (3) the total amount of shares of all PaineWebber mutual funds purchased under this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the competing firm's funds. To take advantage of this waiver, an investor must provide satisfactory evidence that all the above-noted conditions are met. Qualifying investors should contact their PaineWebber investment executives for more information.

  Certificate holders of unit investment trusts ("UITs") sponsored by PaineWebber may acquire Class A shares of the Fund without regard to minimum investment requirements and without sales charges by electing to have dividends and other distributions from their UIT investment automatically invested in Class A shares.

  Class A shares of the Fund may be acquired without a sales charge if issued by the Fund in connection with a reorganization pursuant to which the Fund ac-quires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund.

  CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES. Purchase of Class A shares of $1 million or more may be made without a sales charge. Purchases of Class A shares of two or more PaineWebber mutual funds may be combined for the purpose, and the right of accumulation also applies to such purchases. See "Reduced Sales Charge Plans--Class A Shares" below. If a shareholder redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $1 million or more within one year after the date of purchase, a contingent de-ferred sales charge of 1% of the net asset value of the redeemed shares (com-puted as described below under "Contingent Deferred Sales Charge--Class B Shares") will be applied to the redemption. Class A shares that are redeemed will not be subject to the contingent deferred sales charge, however, to the extent that the value of such shares represents (1) capital appreciation of Fund assets, (2) reinvestment of dividends or capital gain distributions or (3) Class A shares redeemed more than one year after their purchase. The contingent deferred sales charge for Class A shares will be waived for redemptions in con-nection with the systematic withdrawal plan. Class A shares of the Fund that are purchased without a sales charge may be exchanged for Class A shares of an-other fund without the imposition of a contingent deferred sales charge, al-though contingent deferred sales charges may apply to the Class A shares ac-quired through an exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deferred sales charge will be paid to Mitchell Hutchins.

  REDUCED SALES CHARGE PLANS--CLASS A SHARES. If an investor or eligible group of related Fund investors purchases Class A shares of the Fund concurrently with Class A shares of other PaineWebber mutual funds, the purchases may be combined to take advantage of the reduced sales charge applicable to larger purchases. In addition, the right of accumulation permits a Fund investor or eligible group of related Fund investors to pay the lower sales charge applica-ble to larger purchases by basing the sales charge on the dollar amount of Class A shares currently being purchased, plus the net asset value of the in-vestor's or group's total existing Class A shareholdings in other PaineWebber mutual funds.

  An "eligible group of related Fund investors" includes an individual, the in-dividual's spouse, parents and children, the individual's individual retirement account ("IRA"), certain companies controlled by the individual and employee benefit plans of those companies, and trusts or Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the individual or eli-gible group of individuals for the benefit of the individual and/or the indi-vidual's spouse, parents or children. The term also includes an employer or group of related employers and one or more qualified retirement plans of such employer or employers. For more information, an investor should consult the Statement of Additional Information or contact a PaineWebber investment execu-tive or correspondent firm or the Transfer Agent.

  CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. The public offering price of the Class B shares of the Fund is the next determined net asset value, and no initial sales charge is imposed. A contingent deferred sales charge, howev-er, is imposed upon certain redemptions of Class B shares.

  Class B shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets, (2) reinvestment of dividends or capital gain dis-tributions or (3) shares redeemed more than six years after their purchase. Otherwise, redemptions of Class B shares of the Fund will be subject to a con-tingent deferred sales charge. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the applicable percentage shown in the table below by the lower of (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of re-demption:

                                                                  CONTINGENT
                                                                   DEFERRED
                                                               SALES CHARGE AS A
                                                                 PERCENTAGE OF
                          REDEMPTION                            NET ASSET VALUE
                            DURING                               AT REDEMPTION
                          ----------                           -----------------
1st Year Since Purchase.......................................         5%
2nd Year Since Purchase.......................................         4
3rd Year Since Purchase.......................................         3
4th Year Since Purchase.......................................         2
5th Year Since Purchase.......................................         2
6th Year Since Purchase.......................................         1
7th Year Since Purchase.......................................       None

  In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of Class B shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The holding period of Class B shares acquired through an exchange with another PaineWebber mutual fund will be calculated from the date that the Class B shares were initially acquired in one of the other PaineWebber funds, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. This will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to Mitchell Hutchins.

  SALES CHARGE WAIVERS--CLASS B SHARES. The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in con-nection with the Fund's systematic withdrawal plan. In addition, the contingent deferred sales charge will be waived for a total or partial redemption made within one year of the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survi-vorship. This waiver applies only to redemption of shares held at the time of death. The contingent deferred sales charge will also be waived in connection with a lump-sum or other distribution in the case of an IRA, a self-employed individual retirement plan (so-called "Keogh Plan") or a custodial account un-der Section 403(b) of the Internal Revenue Code following attainment of age 59 1/2; any total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan; and a redemption re-sulting from a tax-free return of an excess contribution to an IRA.

  Contingent deferred sales charge waivers will be granted subject to confirma-tion (by PaineWebber in the case of shareholders who are PaineWebber clients or by the Transfer Agent in the case of all other shareholders) of the sharehold-er's status or holdings, as the case may be.

  PURCHASES OF CLASS C SHARES. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial or contingent deferred sales charge is imposed.

  CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. If a shareholder redeems Class C shares within a year after the date of the purchase, a contingent de-ferred sales charge of 1.00% of the net asset value of the redeemed shares (computed as described above under "Contingent Deferred Sales Charge--Class B shares") will be applied to the redemption. Class C shares that are redeemed will not be subject to the contingent deferred sales charge, however, to the extent that the value of such shares represents (1) capital appreciation of Fund assets, (2) reinvestment of dividends or capital gain distributions or (3) Class C shares redeemed more than one year after their purchase. THE CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES WILL BE WAIVED FOR REDEMPTION IN CON-NECTION WITH SYSTEMATIC WITHDRAWAL PLAN. Class C shares of the Fund that are purchased without a sales charge may be exchanged for Class C shares of another fund without the imposition of a contingent deferred sales charge, although contingent deferred sales charges may apply to the Class C shares acquired through an exchange. For federal income tax purposes, the amount of the contin-gent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any con-tingent deferred sales charge will be paid to Mitchell Hutchins.

                                   EXCHANGES

  Shares of the Fund may be exchanged for shares of the corresponding Class of the PaineWebber mutual funds listed below, or may be acquired through an ex-change of shares of the corresponding Class of those funds. No initial sales charge is imposed on the shares being acquired, and no contingent deferred sales charge is imposed on the shares being disposed of, through an exchange. However, contingent deferred sales charges may apply to redemptions of Class B shares acquired through an exchange. A $5.00 exchange fee is charged for each exchange, and exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

  Exchanges are permitted with other PaineWebber funds, including:

PaineWebber Income Funds

  . GLOBAL INCOME FUND

  . HIGH INCOME FUND

  . INVESTMENT GRADE INCOME FUND

  . LOW DURATION U.S. GOVERNMENT INCOME FUND

  . STRATEGIC INCOME FUND

  . U.S. GOVERNMENT INCOME FUND


PaineWebber Tax-Free Income Funds

  . CALIFORNIA TAX-FREE INCOME FUND

  . MUNICIPAL HIGH INCOME FUND

  . NATIONAL TAX-FREE INCOME FUND

  . NEW YORK TAX-FREE INCOME FUND

PaineWebber Growth Funds

  . CAPITAL APPRECIATION FUND

  . EMERGING MARKETS EQUITY FUND

  . FINANCIAL SERVICES GROWTH FUND

  . GLOBAL EQUITY FUND

  . GROWTH FUND

  . SMALL CAP GROWTH FUND

PaineWebber Growth and Income Funds

  . TACTICAL ALLOCATION FUND

  . BALANCED FUND

  . GROWTH AND INCOME FUND

  . UTILITY INCOME FUND

PaineWebber Money Market Fund

  PaineWebber clients must place exchange orders through their PaineWebber in-vestment executives or correspondent firms. Shareholders who are not PaineWebber clients must place exchange orders in writing with the Transfer
Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received at PaineWebber's New York City offices or by the Transfer Agent. See "Valuation of Shares." Shares of the Fund purchased through PaineWebber or its correspondent firms may be exchanged only after the settlement date has passed and payment for such shares has been made.

  OTHER EXCHANGE INFORMATION. This exchange offer may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules. This exchange privilege is available only in those jurisdictions where the sale of the PaineWebber mutual fund shares to be acquired may be legally made. Before making any exchange, shareholders should contact their PaineWebber investment executives or correspondent firms or the Transfer Agent to obtain more information and prospectuses of PaineWebber funds to be acquired through the exchange.

                                  REDEMPTIONS

  Fund shares may be redeemed at their net asset value (subject to any applica-ble contingent deferred sales charge) and redemption proceeds will be paid af-ter receipt of a redemption request, as described below. PaineWebber clients may redeem shares through PaineWebber or its correspondent firms; all other shareholders must redeem through the Transfer Agent. If a redeeming shareholder owns shares of more than one Class, the shares will be redeemed in the follow-ing order unless the shareholder specifically requests otherwise: Class A shares, then Class C shares and finally Class B shares.

  REDEMPTION THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. PaineWebber clients may submit redemption requests to their investment executives or correspondent firms in person or by telephone, mail or wire. As the Fund's agent, PaineWebber may honor a redemption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next determined after receipt of the request by PaineWebber's New York City offices. Within three Business Days, re-purchase proceeds (less any applicable contingent deferred sales charge) will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspon-dent firms are responsible for promptly forwarding redemption requests to PaineWebber's New York City offices.

  PaineWebber reserves the right not to honor a redemption request, in which case PaineWebber promptly will forward the request to the Transfer Agent for treatment as described below.

  REDEMPTION THROUGH THE TRANSFER AGENT. Fund shareholders who are not PaineWebber clients must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Shareholders should mail redemption requests directly to the Transfer
Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A redemption request will be executed at the net asset value next computed after it is received in "good order" and redemption proceeds will be paid within seven days of receipt of the request. "Good order" means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be redeemed (or that all shares credited to a Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, and (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations. Shareholders are responsible for ensuring that a request for redemption is received in "good or-der."

  ADDITIONAL INFORMATION ON REDEMPTIONS. Redemption proceeds of $1 million or more may be wired to the shareholder's PaineWebber brokerage account or a com-mercial bank account designated by the shareholder. Questions about this op-tion, or redemption requirements generally, should be referred to the share-holder's PaineWebber investment executive or correspondent firm, or to the Transfer Agent if the shares are not held in a PaineWebber brokerage account. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been re-ceived. In the case of purchases by check, this can take up to 15 days.

  Because the Fund incurs certain fixed costs in maintaining shareholder ac-counts, the Fund reserves the right to redeem all Fund shares in any share-holder account of less than $500 net asset value. If the Fund elects to do so, it will notify the shareholder and provide the shareholder the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not redeem accounts that fall below $500 solely as a result of a re-duction in net asset value per share.

  Shareholders who have redeemed Class A shares may reinstate their Fund ac-count without a sales charge up to the dollar amount redeemed by purchasing Class A shares of the Fund within 365 days after the redemption. To take advan-tage of this reinstatement privilege, shareholders must notify their PaineWebber investment executive or correspondent firm at the time the privi-lege is exercised.

                          CONVERSION OF CLASS B SHARES

  A shareholder's Class B shares will automatically convert to Class A shares of the Fund approximately six years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distri-butions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The con-version will be effected at the relative net asset values per share of the two Classes on the first Business Day of the month in which the sixth anniversary of the issuance of the Class B shares occurs. See "Valuation of Shares." If a shareholder effects one or more exchanges among Class B shares of the PaineWebber mutual funds during the six-year period, the holding periods for the shares so exchanged will be counted toward the six-year period.

                         OTHER SERVICES AND INFORMATION

  Investors interested in the services described below should consult their PaineWebber investment executives or correspondent firms or call the Transfer Agent toll free at 1-800-647-1568.

  AUTOMATIC INVESTMENT PLAN. Shareholders may purchase shares of the Fund through an automatic investment plan, under which an amount specified by the shareholder of $50 or more each month will be sent to the Transfer Agent from the shareholder's bank for investment in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables the investor to use the technique of "dollar cost aver-aging." When under the plan a shareholder invests the same dollar amount each month, the shareholder will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through pe-riods of low price levels.

  SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own Class A or Class C Fund shares with a value of $5,000 or more or Class B Fund shares with a value of $20,000 or more may have PaineWebber redeem a portion of their Fund shares monthly, quarterly or semi-annually under the Fund's systematic withdrawal plan. No contingent deferred sales charge will be imposed on such withdrawals for Class B or Class C shares. The minimum amount for all withdrawals of Class A or Class C shares is $100, and minimum monthly, quarterly and semi-annual withdrawal amounts for Class B shares are $200, $400 and $600, respectively. Quarterly withdrawals are made in March, June, September and December, and semi-annual withdrawals are made in June and December. A Class B shareholder of the Fund may not withdraw an amount exceeding 12% annually of his or her "Ini-tial Account Balance," a term that means the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal plan. A Class B shareholder's partici-pation in the systematic withdrawal plan will terminate automatically if the Initial Account Balance (plus the net asset value on the date of purchase of Fund shares acquired after the election to participate in the systematic with-drawal plan), less aggregate redemptions made other than pursuant to the sys-tematic withdrawal plan, is less than $20,000. Shareholders who receive divi-dends or other distributions in cash may not participate in the Fund's system-atic withdrawal plan. Purchases of additional shares concurrent with withdraw-als are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, sales charges.

  INDIVIDUAL RETIREMENT ACCOUNTS. Fund shares may be purchased through IRAs available through the Fund. In addition, a Self-Directed IRA is available through PaineWebber under which investments may be made in the Fund as well as in other investments available through PaineWebber. Investors considering es-tablishing an IRA should review applicable tax laws and should consult their tax advisers.

  TRANSFER OF ACCOUNTS. If a shareholder holding Fund shares in a PaineWebber brokerage account transfers his brokerage account to another firm, the Fund shares normally will be transferred to an account with the Transfer Agent. How-ever, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

                              DIVIDENDS AND TAXES

  DIVIDENDS. The Fund pays an annual dividend from its net investment income and net short-term capital gain, if any. The Fund also distributes substan-tially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) with the regular annual dividend. The Fund may make additional distributions if necessary to avoid a 4% excise tax on cer-tain undistributed income and capital gain. Dividends and other distributions paid on all Classes of Fund shares are calculated at the same time and in the same manner. Dividends on Class B and Class C shares of the Fund are expected to be lower than those for its Class A shares because of the higher expenses resulting from distribution fees borne by the Class B and Class C shares. Divi-dends on each Class also might be affected differently by the allocation of other class-specific expenses. See "Valuation of Shares."

  Dividends and capital gain distributions are paid in additional Fund shares of the same Class at net asset value unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or capital gain dis-tributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their PaineWebber invest-ment executives or correspondent firms or complete the appropriate section of the application form.

  TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders.

  Dividends from the Fund's investment company taxable income (whether paid in cash or in additional shares) generally are taxable to shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or in additional shares) are taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

  The Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year and of any portion of those dividends that qualifies for the divi-dends-received deduction allowed to corporations.

  The Fund is required to withhold 31% of all dividends, capital gain distribu-tions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate from dividends and capital gain distributions also is required for those shareholders who otherwise are subject to backup withholding.

  A redemption of Fund shares may result in taxable gain or loss to the redeem-ing shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which nor-mally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. However, special tax rules apply when a shareholder
(1) disposes of Class A shares through a redemption or exchange within 90 days of purchase and (2) subsequently acquires Class A shares of a PaineWebber mu-tual fund without paying a sales charge due to the 365-day reinstatement privi-lege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will in-crease the basis of the PaineWebber mutual fund shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after re-deeming Fund shares (regardless of Class) at a loss, that loss will not be de-ductible to the extent the redemption proceeds are reinvested and will increase the basis of the newly purchased shares.

  No gain or loss will be recognized to a shareholder as a result of a conver-sion of Class B shares into Class A shares.

  The foregoing is only a summary of some of the important federal tax consid-erations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. Prospec-tive shareholders are therefore urged to consult their tax advisers.

                              VALUATION OF SHARES

  The net asset value of the Fund's shares fluctuates and is determined sepa-rately for each Class as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) each Business Day. Net asset value per share is deter-mined by dividing the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of Fund shares outstand-ing.

  The Fund values its assets based on their current market value where market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation gener-ally is used to value debt obligations with 60 days or less remaining until ma-turity, unless the board of trustees determines that this does not represent fair value.

                                  MANAGEMENT

  The Trust's board of trustees, as part of its overall management responsi-bility, oversees various organizations responsible for the Fund's day-to-day management. Mitchell Hutchins, the Fund's investment adviser and administra-tor, supervises the activities of the Sub-Adviser and all other aspects of the Fund's operations. Quest Advisory Corp., as Sub-Adviser, makes and implements all investment decisions. Brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by the Trust's board of trustees.

  Mitchell Hutchins receives a monthly fee for its services, computed daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that paid by most other mutual funds, al-though it is not higher than that paid by many funds whose investment objec-tive is similar to that of the Fund.

  Mitchell Hutchins (not the Fund) pays the Sub-Adviser a fee for its sub-in-vestment advisory services, in an amount equal to 50% of the fee received by Mitchell Hutchins from the Fund for advisory and administrative services.

  The Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent. The Fund incurs other expenses and, for the fiscal year ended July 31, 1995, the Fund's total expenses for its Class A, Class B and Class C shares, stated as a percentage of average net assets (annualized), were 1.98%, 2.74% and 2.73%, respectively.

  Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019. It is a wholly owned subsidiary of PaineWebber, which is in turn a wholly owned subsidiary of Paine Webber Group Inc., a publicly owned financial services holding company. As of October 31, 1995, Mitchell Hutchins was ad-
viser or sub-adviser of   investment companies with   separate portfolios and
aggregate assets of over    billion.

  The Sub-Adviser is located at 1414 Avenue of the Americas, New York, New York 10019. The Sub-Adviser is one of the largest and most experienced invest-ment advisers dedicated to investing in securities of small cap companies. The Sub-Adviser has managed client accounts investing primarily in equity securi-ties of small cap companies since 1972. As of October 31, 1995, the Sub-Ad-
viser managed approximately    billion of assets.

  The Fund's portfolio has been managed since its inception by the Sub-Advis-er's senior investment staff, including Charles M. Royce, the Sub-Adviser's Chief Investment Officer, who is primarily responsible for supervising the Sub-Adviser's investment management activities. Mr. Royce is assisted by W. Whitney George and Jack E. Fockler, all of whom are Vice Presidents of the Sub-Adviser and participate in the Sub-Adviser's investment management activi-ties, with their specific responsibilities varying from time to time.

  Mr. Royce is the President, Secretary and Treasurer and the sole director and sole voting shareholder of the Sub-Adviser. He has been a director of the Sub-Adviser since 1967.

  Mr. George has been employed as a securities analyst by the Sub-Adviser since 1991. Prior thereto he was a securities analyst with Dominick and Domi-nick, Inc. (1989 to 1991) and WR Lazard, Laidlaw & Mead Incorporated (1988 to
1989).

  Mr. Fockler has been employed as a securities analyst and senior associate by the Sub-Adviser since 1989. Prior thereto he was Regional Vice President of J. & W. Seligman, Inc.

  Mitchell Hutchins investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A shares, Class B shares and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins a monthly service fee at the annual rate of 0.25% of the average daily net assets of each Class of Fund shares and a monthly distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares.

  Under all three Plans, Mitchell Hutchins uses the service fee primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber passes on a portion of these fees to its investment execu-tives to compensate them for shareholder servicing that they perform and re-tains the remainder to offset its expenses in servicing and maintaining share-holder accounts. These expenses may include costs of the PaineWebber branch of-fice in which the investment executive is based, such as rent, communications equipment, employee salaries and other overhead costs.

  Mitchell Hutchins uses the distribution fee under the Class B and Class C Plans to offset the commissions it pays to PaineWebber for selling Class B and Class C shares. PaineWebber passes on to its investment executives a portion of these commissions and retains the remainder to offset its expenses in selling Class B and Class C shares. These expenses may include the branch office costs noted above. Mitchell Hutchins may also use the distribution fees under the Class B and Class C Plans to offset the Fund's marketing costs attributable to such Classes, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. Mitchell Hutchins also may use the distribution fees to pay other costs allocated to Mitchell Hutchins' and PaineWebber's distribution activi-ties, including employee salaries, bonuses and other overhead expenses.

  Mitchell Hutchins expects that, from time to time, PaineWebber will pay shareholder servicing fees and sales commissions to its investment executives at the time of sale of Class C shares of the Fund. If PaineWebber makes such payments, it will retain the service and distribution fees on Class C shares until it has been reimbursed and thereafter will pass a portion of the service and distribution fees on Class C shares on to its investment executives.

  Mitchell Hutchins receives the proceeds of the initial sales charge paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares, and may use these proceeds for any of the distribution expenses described above. See "Purchases."

  During the period they are in effect, the Plans and related distribution con-tracts pertaining to each Class of Fund shares ("Distribution Contracts") obli-gate the Fund to pay service and distribution fees to Mitchell Hutchins as com-pensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if Mitchell

Hutchins' expenses exceed its service or distribution fees, the Fund will not be obligated to pay more than those fees and, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. The Fund will pay the service and distribution fees to Mitchell Hutchins until ei-ther the applicable Plan or Distribution Contract is terminated or not renewed. In that event, Mitchell Hutchins' distribution expenses in excess of service and distribution fees received or accrued through the termination date will be Mitchell Hutchins' sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of each Plan, the trustees will review the Plan and Mitchell Hutchins' corresponding expenses for each Class separately from the Plans and corresponding expenses for the other two Classes.

                            PERFORMANCE INFORMATION

  The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compounded annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for the Class A shares of the Fund reflects deduction of the Fund's maximum initial sales charge at the time of purchase, and standardized return for the Class C shares of the Fund reflects deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. One-, five- and ten-year periods will be shown, unless the Class has been in existence for a shorter period. Total return calculations assume reinvestment of dividends and other distributions.

  The Fund may use other total return presentations in conjunction with stan-dardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were included.

  The Fund will include performance data for all three Classes of Fund shares in any advertisements or promotional materials including Fund performance data. Total return information reflects past performance and does not necessarily in-dicate future results. Investment return and principal values will fluctuate, and proceeds upon redemption may be more or less than a shareholder's cost.

                              GENERAL INFORMATION

  ORGANIZATION. PaineWebber Securities Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts by Declaration of Trust dated December 3, 1992. The trustees have authority to issue an unlimited num-ber of shares of beneficial interest of separate series, par value $.001 per share. In addition to the Fund, shares of one other series have been autho-rized.

  The shares of beneficial interest in the Fund are divided into three Classes, designated Class A shares, Class B shares and Class C shares. Each Class repre-sents interests in the same assets of the Fund. The Classes differ as follows:
(1) each Class of shares has exclusive voting rights on matters pertaining to its plan of distribution, (2) Class A shares are subject to an initial sales charge, (3) Class B shares bear ongoing distribution fees, are subject to a contingent deferred sales charge upon certain redemptions and will automati-cally convert to Class A shares approximately six years after issuance, (4) Class C shares are not subject to an initial sales charge, but are subject to a contingent deferred sales charge of 1% payable on certain redemptions made within one year of purchase bear on-going distribution fees and do not convert into another Class and (5) each Class may bear differing amounts of certain Class-specific expenses. The board of trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. On an ongoing basis, the board of trustees will consider whether any such conflict exists and, if so, take appropriate action.

  The Trust does not hold annual shareholder meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a trustee by votes cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when so re-quested in writing by shareholders of record holding at least 10% of the Trust's outstanding shares. Each share of the Fund has equal voting rights, except as noted above. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquida-tion, except that, due to the differing expenses borne by the four Classes, dividends and liquidation proceeds of Class B and Class C shares are likely to be lower than for the Class A shares.

  To avoid additional operating costs and for investor convenience, the Fund does not issue share certificates. Ownership of the Fund's shares is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, One Heri-tage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. PFPC Inc., a subsidiary of PNC Bank, National Association, whose prin-cipal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Fund's transfer and dividend disbursing agent.

  CONFIRMATIONS AND STATEMENTS. Shareholders receive confirmations of pur-chases and redemptions of Fund shares. PaineWebber clients receive statements at least quarterly that report their Fund activity and consolidated year-end statements that show all Fund transactions for that year. Shareholders who are not PaineWebber clients receive quarterly statements from the Transfer Agent. Shareholders also receive audited annual and unaudited semi-annual financial statements of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                Application Form

THE PAINEWEBBER                                   [ ][ ] -[ ][ ][ ][ ][ ]-[ ][ ]
MUTUAL FUNDS                                           PaineWebber Account No.
--------------------------------------------------------------------------------
INSTRUCTIONS  DO NOT USE THIS FORM IF YOU WOULD LIKE YOUR ACCOUNT SERVICED
              THROUGH PAINEWEBBER. INSTEAD, CALL YOUR PAINEWEBBER INVESTMENT EXECUTIVE (OR YOUR LOCAL PAINEWEBBER OFFICE TO OPEN AN ACCOUNT).
                                                        Return this completed
              ALSO, DO NOT USE THIS FORM TO OPEN A      form to: PFPC Inc.
              RETIREMENT PLAN ACCOUNT. FOR RETIREMENT   P.O. Box 8950
              PLAN FORMS OR FOR ASSISTANCE IN           Wilmington, Delaware
              COMPLETING THIS FORM CONTACT PFPC INC.    19899 ATTN:
              AT 1-800-647-1568.                        PaineWebber Mutual
                                                        Funds
PLEASE PRINT
--------------------------------------------------------------------------------

  [1]                 INITIAL INVESTMENT ($1,000 MINIMUM)

                    ENCLOSED IS A CHECK FOR $     (payable to "PaineWebber
                                             ----
                    Small Cap Value Fund") to purchase Class A [_] Class B [_] or Class C [_] shares
                    (Check one Class; if no Class is specified Class A will be purchased)

  [2]                 ACCOUNT REGISTRATION

Not valid           1. Individual
without                                                      /   /
signature and              ------------  ---------------- ---------------
Soc. Sec. or               First Name    Last Name     MI Soc. Sec. No.
Tax ID #
--As joint
tenants, use        2. Joint Tenancy
Lines 1 and 2                                                /   /
--As custodian               ----------  ---------------- ---------------
for a minor,                 First Name  Last Name     MI Soc. Sec. No.
use Lines 1 and              ("Joint Tenants with Rights of Survivorship"
3                            unless otherwise specified)
--In the name
of a
corporation,        3. Gifts to Minors
trust or other                                               /   /
organization or               --------------------------  ---------------
any fiduciary                 Minor's Name                Soc. Sec. No.
capacity, use
Line 4

                    Under the

                              --------------------------    Uniform Gifts to
                          State of Residence of Minor       Minors Act /
                                                            Uniform Transfers
                                                            to Minors Act

                    4. Other Registrations

                                ------------------------  ---------------
                                Name                      Tax Ident. No.

                    5. If Trust, Date of Trust Instrument:
                                                           ---------------
  [3]                 ADDRESS

                    ------------------------------    U.S. Citizen
                    Street                            [_] YES [_]  NO*

                    ------------------------------    ------------------
                    City State Zip Code               *Country of Citizenship

  [4]                 DISTRIBUTION OPTIONS (See Prospectus)

                       Please select one of the following:

                   [ ] Reinvest both dividends and capital gain distributions in additional shares

                   [ ] Pay dividends to my address above; reinvest capital gain distributions

                   [ ] Pay both dividends and capital gains distributions to my address above

                   [ ] Reinvest dividends and pay capital gain distributions in cash to my address above
                       NOTE: If a selection is not made, both dividends and capital gain distributions will be paid in additional Fund shares of the same Class.

[5]     SPECIAL OPTIONS (For More Information--Check Appropriate Box)

         [ ] Automatic Investment Plan  [ ] Prototype IRA Application
         [ ] Systematic Withdrawal Plan



[6]     RIGHTS OF ACCUMULATION--CLASS A SHARES See Prospectus

        Indicate here any other account(s) in the group of funds that would qualify for the cumulative quantity discount as outlined in the Prospectus.

        -----------------------  ------------ -----------------------
        Fund Name                Account No.  Registered Owner

        -----------------------  ------------ -----------------------
        Fund Name                Account No.  Registered Owner

        -----------------------  ------------ -----------------------
        Fund Name                Account No.  Registered Owner

[7]     PLEASE INDICATE BELOW IF YOU ARE AFFILIATED WITH PAINEWEBBER

     "Affiliated" persons are defined as officers, directors/trustees and employees of the PaineWebber funds, PaineWebber or its affiliates, and their parents, spouses and children.

     --------------------------------------------------
     Nature of Relationship

[8]     SIGNATURE (S) AND TAX CERTIFICATION (S)

     I warrant that I have full authority and am of legal age to purchase shares of the Fund and have received and read a current Prospectus of the Fund and agree to its terms. The Fund and its Transfer Agent will not be liable for acting upon instructions or inquiries believed genuine. Under penalties of perjury, I certify that (1) my taxpayer identification number provided in this application is correct and (2) I am not subject to backup withholding because (i) I have not been notified that I am subject to backup withholding as a result of failure to report interest or dividends or (ii) the IRS has notified me that I am no longer subject to backup withholding (STRIKE OUT CLAUSE (2) IF INCORRECT).

     ------------------------------------     ------------------------  --------
     Individual (or Custodian)                Joint Registrant (if any) Date

     ------------------------------------     ------------------------  --------
     Corporate Officer, Partner, Trustee,     Title                     Date
      etc.

[9]     INVESTMENT EXECUTIVE IDENTIFICATION (To Be Completed By Investment
         Executive Only)

     ----------------------------  ----------------------------
     Broker No./Name               Branch Wire Code

                                   (   )
     ----------------------------  ----------------------------
     Branch Address                Telephone

[10]    CORRESPONDENT FIRM IDENTIFICATION (To Be Completed By Correspondent
         Firm Only)

     ----------------------------  ----------------------------
     Name                          Address

     ----------------------------
     MAIL COMPLETED FORM TO YOUR PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM OR TO: PFPC INC., P.O. BOX 8950, WILMINGTON, DELAWARE 19899.

Shares of the Fund can be exchanged for shares of the following PaineWebber Mutual Funds:

PAINEWEBBER INCOME FUNDS
 .Global Income Fund
 .High Income Fund
 .Investment Grade Income Fund

 . Low Duration U.S. Government Income Fund

 . Strategic Income Fund
 .U.S. Government Income Fund

PAINEWEBBER TAX-FREE INCOME FUNDS
 .California Tax-Free Income Fund
 .Municipal High Income Fund
 .National Tax-Free Income Fund
 .New York Tax-Free Income Fund

PAINEWEBBER GROWTH FUNDS

 .Capital Appreciation Fund

 .Emerging Markets Equity Fund

 .Global Equity Fund

 .Growth Fund

 .Financial Services Growth Fund

 .Small Cap Growth Fund

PAINEWEBBER GROWTH AND INCOME FUNDS


 .Balanced Fund

 .Growth and Income Fund

 .Tactical Allocation Fund
 .Utility Income Fund

PAINEWEBBER MONEY MARKET FUND

                                ---------------

A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Read it carefully before investing.

(C) 1995 PaineWebber Incorporated

LOGO Recycled Paper

   PAINEWEBBER
   SMALL CAP
   VALUE FUND

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Prospectus Summary.........................................................   2
Financial Highlights.......................................................   6
Flexible Pricing System....................................................   7
Investment Objective, Policies and Risk Considerations.....................   8
Purchases..................................................................  10
Exchanges..................................................................  14
Redemptions................................................................  15
Conversion of Class B Shares...............................................  17
Other Services and Information.............................................  17
Dividends and Taxes........................................................  18
Valuation of Shares........................................................  19
Management.................................................................  20
Performance Information....................................................  22
General Information........................................................  22

PROSPECTUS

November   , 1995

                        PAINEWEBBER SMALL CAP VALUE FUND

                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  PaineWebber Small Cap Value Fund ("Fund") is a diversified series of a professionally managed, open-end management investment company organized as a Massachusetts business trust ("Trust"). The Fund seeks long-term capital appreciation; it invests primarily in equity securities of small capitalization ("small cap") companies. The Fund's investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). The Fund's sub-adviser is Quest Advisory Corp. ("Sub-Adviser"). As distributor for the Fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated November , 1995. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated November , 1995.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations.

  SPECIAL CONSIDERATIONS RELATING TO FOREIGN SECURITIES. The Fund may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

  Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in the Fund's net investment income.

  Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Sub-Adviser to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees. The Sub-Adviser will review and monitor the creditworthiness of those institutions under the board's and Mitchell Hutchins' general supervision.

  REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with banks or dealers up to an aggregate value of not more than 10% of the Fund's total assets, provided that the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary purposes. While a reverse repurchase agreement is outstanding, the Fund will maintain with its custodian, in a segregated account, cash, U.S. government securities or other liquid, high-grade debt obligations, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

  LENDING OF PORTFOLIO SECURITIES. Although the Sub-Adviser has not previously done so for its other accounts, the Fund is authorized to lend up to 10% of the total value of its portfolio securities to broker-dealers or institutional investors that the Sub-Adviser deems qualified, but only when the borrower maintains with the Fund's custodian collateral either in cash or money market instruments in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Sub-Adviser would consider, and during the period of the loan would monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

INVESTMENT LIMITATIONS

  The Fund may not (1) purchase securities of any one issuer (except U.S. government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations; (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts; (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under the federal securities laws; (4) make short sales of securities or maintain a short position, except that the Fund may make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts; (5) purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; (6) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, such as stock index, interest rate and bond index futures contracts and options thereon; (7) invest in oil, gas or mineral-related programs or leases; (8) make loans, except through loans of portfolio securities as described herein and except through repurchase agreements; provided that for purposes of this restriction the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of loans; (9) purchase any securities issued by any other investment company, except in connection with the merger, consolidation or acquisition of all or substantially all the securities or assets of such an issuer; (10) issue senior securities or borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets; provided further that the Fund will not purchase securities while borrowings in excess of 5% of the Fund's assets are outstanding; or (11) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investments in such industry to equal or exceed 25% of the Fund's total assets. The Fund will interpret fundamental investment limitation
(5) to prohibit investment in real estate limited partnerships.

  The foregoing fundamental investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

  The following investment limitations may be changed by the Trust's board of trustees without shareholder approval: the Fund may not (1) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins and the Sub-Adviser (each owning beneficially as principal for its own account more than 0.5% of the outstanding securities of an issuer) beneficially so own in the aggregate more than 5% of the securities of the issuer; (2) purchase any security if as a result more than 5% of the Fund's total assets would be invested in securities of companies that together with any predecessors have been in continuous operation for less than three years and in equity securities of issuers that are not readily marketable; (3) invest more than 5% of its net assets in securities of issuers that the Fund is restricted from selling to the public without registration under the Securities Act of 1933; (4) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that are not listed on the New York or American Stock Exchange, provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities; or (5) invest more than 35% of its total assets in non-convertible debt securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"), BB or lower by Standard & Poor's Ratings Group ("S&P") or comparably rated by another nationally recognized statistical rating organization ("NRSRO") (or, if unrated, determined by the Sub-Adviser to be of comparable quality). See the Appendix to this Statement of Additional Information for more information regarding Moody's and S&P's ratings. This non-fundamental policy (5) can be changed only upon 60 days' advance notice to shareholders.

                             TRUSTEES AND OFFICERS

  The trustees and executive officers of the Trust, their business addresses and principal occupations during the past five years are:

                               POSITION                BUSINESS EXPERIENCE;
NAME AND ADDRESS*             WITH TRUST               OTHER DIRECTORSHIPS
-----------------             ----------               --------------------
Richard Q. Armstrong; 59       Trustee       Mr. Armstrong is chairman and principal
78 West Brother Drive                         of RQA Enterprises (management con-
Greenwich, CT 06830                           sulting firm) (since April 1991 and
                                              principal occupation since March
                                              1995). Mr. Armstrong is also a direc-
                                              tor of Hi Lo Automotive, Inc. He was
                                              chairman of the board, chief executive
                                              officer and co-owner of Adirondack
                                              Beverages (producer and distributor of
                                              soft drinks and sparkling/still wa-
                                              ters) (October 1993-March 1995). He
                                              was a partner of the New England Con-
                                              sulting Group (management consulting
                                              firm) (December 1992-September 1993).
                                              He was managing director of LVMH U.S.
                                              Corporation (U.S. subsidiary of the
                                              French luxury goods conglomerate, Luis
                                              Vuitton Moet Hennessey Corporation)
                                              (1987-1991) and chairman of its wine
                                              and spirits subsidiary, Schieffelin &
                                              Somerset Company (1987-1991). Mr Arm-
                                              strong is also a director or trustee
                                              of five other investment companies for
                                              which Mitchell Hutchins or PaineWebber
                                              serves as investment
                                              adviser.
E. Garrett Bewkes, Jr;       Trustee and     Mr. Bewkes is a director of Paine Web-
69**                       Chairman of the    ber Group Inc. ("PW Group") (holding
                          Board of Trustees   company of PaineWebber and Mitchell
                                              Hutchins) and a consultant to PW
                                              Group. Prior to 1988, he was chairman
                                              of the board, president and chief ex-
                                              ecutive officer of American Bakeries
                                              Company. Mr. Bewkes is also a director
                                              of Interstate Bakeries Corporation and
                                              a director or trustee of 26 other in-
                                              vestment companies for which Mitchell
                                              Hutchins or PaineWebber serves as in-
                                              vestment
                                              adviser.

                              POSITION                BUSINESS EXPERIENCE;
NAME AND ADDRESS*            WITH TRUST               OTHER DIRECTORSHIPS
-----------------            ----------               --------------------
Richard R. Burt; 47           Trustee       Mr. Burt is chairman of International
1101 Connecticut Avenue                      Equity Partners (international invest-
N.W.                                         ments and consulting firm) (since
Washington, D.C. 20036                       March 1994) and a partner of McKinsey
                                             & Company (management consulting form)
                                             (since 1991). He is also a director of
                                             American Publishing Company. He was
                                             the chief negotiator in the Strategic
                                             Arms Reduction Talks with the former
                                             Soviet Union (1989-1991) and the U.S.
                                             Ambassador to the Federal Republic of
                                             Germany (1985-1989). Mr. Burt is also
                                             a director or trustee of six other in-
                                             vestment companies for which Mitchell
                                             Hutchins or PaineWebber serves as in-
                                             vestment adviser.
John R. Torell III; 56        Trustee       Mr. Torell is chairman of Torell Man-
767 Fifth Avenue                             agement, Inc. (financial advisory
Suite 4605                                   firm) (since 1989), Chairman of
New York, NY 10153                           Telesphere Corporation (financial in-
                                             formation) and a partner of Zilkha &
                                             Company (merchant bank and investment
                                             company). Mr. Torell is also a direc-
                                             tor of American Home Products Corp.,
                                             COLT's Manufacturing Company and Volt
                                             Information Sciences Inc. He is the
                                             former chairman and chief executive
                                             officer of Fortune Bancorp (1990-1991,
                                             and 1991-1994, respectively). He is
                                             the former chairman, president and
                                             chief executive officer of CalFed,
                                             Inc. (savings association holding com-
                                             pany) (1988 to 1989) and former presi-
                                             dent of Manufacturers Hanover Corp.
                                             (bank) (prior to 1988). Mr. Torell is
                                             a director of 8 other investment com-
                                             panies for which Mitchell Hutchins
                                             serves as investment adviser.

                             POSITION               BUSINESS EXPERIENCE;
NAME AND ADDRESS*           WITH TRUST              OTHER DIRECTORSHIPS
-----------------           ----------              --------------------
William D. White; 61         Trustee       Mr. White is retired. From February
P.O. Box 199                                1989 through March 1994, he was pres-
Upper Black Eddy, PA                        ident of the National League of Pro-
18972                                       fessional Baseball Clubs. Prior to
                                            1989, he was a television sports-
                                            caster for WPIX-TV, New York. Mr.
                                            White is also a director of 9 other
                                            investment companies for which Mitch-
                                            ell Hutchins serves as investment ad-
                                            viser.
Margo N. Alexander; 48      President      Ms. Alexander is president, chief ex-
                                            ecutive officer and a director of
                                            Mitchell Hutchins. Prior to January
                                            1995, Ms. Alexander was an executive
                                            vice president of PaineWebber. Ms.
                                            Alexander is also president of 38
                                            other investment companies for which
                                            Mitchell Hutchins or PaineWebber
                                            serves as investment adviser.
Teresa M. Boyle; 37         First Vice     Ms. Boyle is a vice president and man-
                            President       ager--advisory administration of
                                            Mitchell Hutchins. Prior to November
                                            1993, she was compliance manager of
                                            Hyperion Capital Management, Inc., an
                                            investment advisory firm. Prior to
                                            April 1993, Ms. Boyle was a vice
                                            president and manager--legal adminis-
                                            tration of Mitchell Hutchins. Ms.
                                            Boyle is also a vice president of 38
                                            other investment companies for which
                                            Mitchell Hutchins or PaineWebber
                                            serves as investment
                                            adviser.
Joan L. Cohen; 31       Vice President and Ms. Cohen is a vice president and at-
                            Assistant       torney of Mitchell Hutchins. Prior to
                            Secretary       December 1993, she was an associate
                                            at the law firm of Seward & Kissel.
                                            Ms. Cohen is also a vice president
                                            and assistant secretary of 25 other
                                            investment companies for which Mitch-
                                            ell Hutchins or PaineWebber serves as
                                            investment
                                            adviser.

                            POSITION               BUSINESS EXPERIENCE;
NAME AND ADDRESS*          WITH TRUST              OTHER DIRECTORSHIPS
-----------------          ----------              --------------------
Thomas J. Libassi; 36    Vice President   Mr. Libassi is a senior vice president
                                           of Mitchell Hutchins. Prior to May
                                           1994, he was a vice president of Key-
                                           stone Custodian Funds Inc. with port-
                                           folio management responsibility. Mr.
                                           Libassi is also a vice president of 3
                                           other investment companies for which
                                           Mitchell Hutchins or PaineWebber
                                           serves as investment adviser.
C. William Maher; 34   Vice President and Mr. Maher is a first vice president
                           Assistant       and the senior manager of the Fund
                           Treasurer       Administration Division of Mitchell
                                           Hutchins. Mr. Maher is also a vice
                                           president and assistant treasurer of
                                           38 other investment companies for
                                           which Mitchell Hutchins or
                                           PaineWebber serves as investment ad-
                                           viser.

Dennis McCauley; 48        Vice President   Mr. McCauley is a managing director
                                             and Chief Investment Officer--Fixed
                                             Income of Mitchell Hutchins. Prior to
                                             December 1994, he was Director of
                                             Fixed Income Investments of IBM Cor-
                                             poration. Mr. McCauley is also a vice
                                             president of 20 other investment com-
                                             panies for which Mitchell Hutchins or
                                             PaineWebber serves as investment ad-
                                             viser.
Ann E. Moran; 38         Vice President and Ms. Moran is a vice president of
                             Assistant       Mitchell Hutchins. Ms. Moran is also
                             Treasurer       a vice president and assistant trea-
                                             surer of 38 other investment compa-
                                             nies for which Mitchell Hutchins or
                                             PaineWebber serves as investment ad-
                                             viser.
Dianne E. O'Donnell; 43  Vice President and Ms. O'Donnell is a first vice presi-
                             Secretary       dent and senior associate general
                                             counsel of Mitchell Hutchins. Ms.
                                             O'Donnell is also a vice president
                                             and secretary of 38 other investment
                                             companies for which Mitchell Hutchins
                                             or PaineWebber serves as investment
                                             adviser.

                             POSITION                BUSINESS EXPERIENCE;
NAME AND ADDRESS*           WITH TRUST               OTHER DIRECTORSHIPS
-----------------           ----------               --------------------
Victoria E. Schonfeld;    Vice President   Ms. Schonfeld is a managing director
45                                          and general counsel of Mitchell
                                            Hutchins. From April 1990 to May 1994,
                                            she was a partner in the law firm of
                                            Arnold & Porter. Prior to April 1990,
                                            she was a partner in the law firm of
                                            Shereff, Friedman, Hoffman & Goodman.
                                            Ms. Schonfeld is also a vice president
                                            of 38 other investment companies for
                                            which Mitchell Hutchins or PaineWebber
                                            serves as investment adviser.
Nirmal Singh; 38          Vice President   Mr. Singh is a vice president of Mitch-
                                            ell Hutchins. Prior to 1993, he was a
                                            member of the portfolio management
                                            team at Merrill Lynch Asset Manage-
                                            ment, Inc. Mr. Singh is also vice
                                            president of 5 other investment compa-
                                            nies for which Mitchell Hutchins or
                                            PaineWebber serves as investment ad-
                                            viser.
Paul H. Schubert; 32    Vice President and Mr. Schubert is a vice president of
                            Assistant       Mitchell Hutchins. From August 1992 to
                            Treasurer       August 1994, he was a vice president
                                            at BlackRock Financial Management,
                                            L.P. Prior to August 1992, he was an
                                            audit manager with Ernst & Young LLP.
                                            Mr. Schubert is also a vice president
                                            and assistant treasurer of 38 other
                                            investment companies for which Mitch-
                                            ell Hutchins or PaineWebber serves as
                                            investment adviser.
Julian F. Sluyters; 35  Vice President and Mr. Sluyters is a senior vice president
                            Treasurer       and the director of the mutual fund
                                            finance division of Mitchell Hutchins.
                                            Prior to 1991, he was an audit senior
                                            manager with Ernst & Young LLP. Mr.
                                            Sluyters is also a vice president and
                                            treasurer of 38 other investment com-
                                            panies for which Mitchell Hutchins or
                                            PaineWebber serves as investment ad-
                                            viser.

                             POSITION                BUSINESS EXPERIENCE;
NAME AND ADDRESS*           WITH TRUST               OTHER DIRECTORSHIPS
-----------------           ----------               --------------------
Mark A. Tincher; 40       Vice President   Mr. Tincher is a managing director and
                                            chief investment officer--U.S. equity
                                            investments of Mitchell Hutchins.
                                            Prior to March 1995, he was a vice
                                            president and directed the U.S. funds
                                            management and equity research areas
                                            of Chase Manhattan Private Bank. Mr.
                                            Tincher is also vice president of 10
                                            other investment companies for which
                                            Mitchell Hutchins or PaineWebber
                                            serves as investment adviser.
Gregory K. Todd; 39     Vice President and Mr. Todd is a first vice president and
                            Assistant       associate general counsel of Mitchell
                            Secretary       Hutchins. Prior to 1993, he was a
                                            partner in the law firm of Shereff,
                                            Freidman, Hoffman & Goodman. Mr. Todd
                                            is also a vice president and assistant
                                            secretary of 38 other investment
                                            companies for which Mitchell Hutchins
                                            or PaineWebber serves as investment
                                            adviser.
Craig M. Varrelman; 36    Vice President   Mr. Varrelman is a first vice president
                                            of Mitchell Hutchins. Mr. Varrelman is
                                            also vice president of 4 other
                                            investment companies for which
                                            Mitchell Hutchins or PaineWebber
                                            serves as investment adviser.
Stuart Waugh; 39          Vice President   Mr. Waugh is a first vice president and
                                            a portfolio manager of Mitchell
                                            Hutchins responsible for global fixed
                                            income investments and currency
                                            trading. Mr. Waugh is also a vice
                                            president of 4 other investment
                                            companies for which Mitchell Hutchins
                                            serves as investment adviser.

                          POSITION                BUSINESS EXPERIENCE;
NAME AND ADDRESS*        WITH TRUST               OTHER DIRECTORSHIPS
-----------------        ----------               --------------------
Keith A. Weller; 34  Vice President and Mr. Weller is a first vice president
                         Assistant       and associate general counsel of
                         Secretary       Mitchell Hutchins. From September 1987
                                         to March 1995, he was an attorney in
                                         private practice. Mr. Weller is also a
                                         vice president and assistant secretary
                                         of 23 other investment companies for
                                         which Mitchell Hutchins or PaineWebber
                                         serves as investment adviser.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mr. Bewkes is an "interested person" of the Trust, as defined in the Investment Company Act of 1940 ("1940 Act"), by virtue of his position with PW Group PaineWebber.

  The Trust pays trustees who are not "interested persons" of the Trust $1,500 annually and $250 per meeting of the board or any committee thereof. Trustees also are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Fund own in the aggregate less than 1% of the shares of the Fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

  The table below includes certain information relating to the compensation of the Trust's trustees who held office during the fiscal year ended July 31, 1995.

                            COMPENSATION TABLE

                                         PENSION OR                   TOTAL
                                         RETIREMENT               COMPENSATION
                                          BENEFITS                  FROM THE
                             AGGREGATE   ACCRUED AS   ESTIMATED   TRUST AND THE
                            COMPENSATION PART OF A     ANNUAL     FUND COMPLEX
                                FROM       FUND'S   BENEFITS UPON    PAID TO
 NAME OF PERSON, POSITION    THE TRUST*   EXPENSES   RETIREMENT    TRUSTEES**
 ------------------------   ------------ ---------- ------------- -------------
E. Garrett Bewkes, Jr.,
 Trustee and chairman of
 the board of trustees.....       --        --           --              --
Richard Q. Armstrong,
 Trustee...................    $1,000       --           --
Richard R. Burt,
 Trustee...................    $  563       --           --
John R. Torell III,
 Trustee...................    $1,563       --           --          $39,000
William D. White,
 Trustee...................    $1,563       --           --          $35,500

--------

 * Represents fees paid to each trustee during the fiscal year ended July 31, 1995.

** Represents total compensation paid to each trustee during the calendar year ended December 31, 1994.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the Fund pursuant to a contract dated January 28, 1993 with the Trust ("Advisory Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins an annual fee of 1.00% of the Fund's average net assets, computed daily and paid monthly. For the year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, the Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $829,906, $491,757 and $939,774, respectively.

  The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with the Sub-Adviser, dated January 28, 1993 ("Sub-Advisory Contract"), pursuant to which the Sub-Adviser will determine what securities will be purchased, sold or held by the Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays the Sub-Adviser a monthly fee of 50% of the fee paid by the Fund to Mitchell Hutchins under the Advisory Contract. For the year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, Mitchell Hutchins (not the Fund) paid or accrued to the Sub-Adviser $414,953, $245,878 and $469,887, respectively in investment sub-advisory fees.

  Pursuant to a service agreement with the Fund, PaineWebber provides certain services to the Fund not otherwise provided by its transfer agent. The agreement is reviewed by the Trust's board of trustees annually. For the year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, PaineWebber earned fees under the service agreement in the amount of $72,929, $26,353 and $47,661, respectively.

  Under the terms of the Advisory Contract, the Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof;
(17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment. The Sub-Adviser will bear all expenses incurred by it in connection with its services under the Sub-Advisory Contract.

  As required by state regulation, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses of the Fund in any fiscal year exceed applicable limits. Currently, the most restrictive such limit applicable to the Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees and extraordinary items, are excluded from this limitation. For the year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, no reimbursements were required to the Fund pursuant to such limitations.

  Under the Advisory Contract, neither Mitchell Hutchins nor the Sub-Adviser will be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund or any of its shareholders in connection with the performance of the Advisory Contract or the Sub-Advisory Contract, except to the extent that such loss results from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins or the Sub-Adviser in the performance of its duties or from reckless disregard of its obligations and duties thereunder. Under the Sub-Advisory Contract, the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund, its shareholders or Mitchell Hutchins in connection with the performance of the Sub-Advisory Contract, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

  The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund. The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to the Sub-Adviser, by Mitchell Hutchins on 120 days' written notice to the Sub-Adviser or by the Sub-Adviser on 120 days' written notice to Mitchell Hutchins.

  The following table shows the approximate net assets as of October 31, 1995, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                           NET
                                  INVESTMENT                             ASSETS
                                   CATEGORY                              ($ MIL)
                                  ----------                             -------
      Domestic (excluding Money Market)................................. $ ,
      Global............................................................   ,
      Equity/Balanced...................................................   ,
      Fixed Income (excluding Money Market).............................   ,
        Taxable Fixed Income............................................   ,
        Tax-Free Fixed Income...........................................   ,
      Money Market Funds................................................   ,

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber and other Mitchell Hutchins advisory clients.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Fund's Class A, Class B and Class C shares under separate distribution contracts with the Trust dated July 7, 1993 and November 10, 1995 (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber dated July 7, 1993 and November 10, 1995 relating to the Class A, Class B and Class C shares of the Fund (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Fund's shares.

  Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of Fund shares. Under the Class B Plan and the Class C Plan, the Fund also pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, respectively.

  Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the Trust's board of trustees at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Trust's board of trustees, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not interested persons of the Trust.

  In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins will allocate expenses attributable to the sale of each Class of Fund shares to such Class based on the ratio of sales of shares of such Class to the sales of all three Classes of shares. The fees paid by one Class of Fund shares will not be used to subsidize the sale of any other Class of Fund shares.

  The Fund paid (or accrued) the following fees to Mitchell Hutchins under the Plans during the fiscal year ended July 31, 1995:

Class A................................................................ $ 52,327
Class B................................................................ $477,586
Class C................................................................ $143,010

Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the Fund during the fiscal year ended July 31, 1995:

                                                       Class A  Class B Class C
                                                       ------- -------- -------
Marketing and advertising............................. $14,837 $ 30,560 $16,471
Amortization of commissions........................... $   N/A $275,572 $19,563
Printing of prospectuses and statements of additional
 information.......................................... $   752 $  1,534 $   846
Branch network costs allocated and interest expense... $73,877 $182,972 $82,384
Service fees paid to PaineWebber investment execu-
 tives................................................ $23,548 $ 53,729 $16,089

  "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing Fund shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Fund's shares, including the PaineWebber retail branch system.

  In approving the Fund's overall Flexible Pricing SM system of distribution, the Trust's board of trustees considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging existing shareholders to make additional investments in the Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Fund's shares and (3) improve the competitive position of the Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

  In approving the Class A Plan for the Fund, the trustees considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales load combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

  In approving the Class B Plan for the Fund, the trustees considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from the Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

  In approving the Class C Plan for the Fund, the trustees considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund's purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption was conditioned upon its expectation of being compensated under the Class C Plan.

  With respect to each Plan, the trustees considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The trustees also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of the Fund, which fees would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

  Under the Distribution Contract between the Trust and Mitchell Hutchins for the Class A shares, for the year ended July 31, 1995, the six months ended July 31, 1994, and the fiscal year ended January 31, 1994 Mitchell Hutchins earned approximately $41,750, $32,208 and $815,987, respectively, in sales charges and retained approximately $23,505, $1,845 and $49,325, respectively, net of concessions to PaineWebber as exclusive dealer.

  For the year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, Mitchell Hutchins earned and retained approximately $344,638, $191,211 and $232,538, respectively in contingent deferred sales charges paid upon certain redemptions of Class B shares.

                             PORTFOLIO TRANSACTIONS

  Subject to policies established by the board of trustees of the Trust, the Sub-Adviser is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the Sub-Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Fund may invest in securities traded in the over-the-counter ("OTC") market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. While the Sub-Adviser generally seeks reasonably competitive commission rates and dealer spreads, payment of the lowest commission or spread is not necessarily consistent with obtaining the best net results. For the year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, the Fund paid approximately $120,717, $113,315 and $349,051 respectively in brokerage commissions.

  The Sub-Adviser has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions for the Fund. The Sub-Adviser contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions for the Fund may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The Trust's board of trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins or its affiliates are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the Fund on such exchange and authorize Mitchell Hutchins and any of its affiliates to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable regulations of the SEC. For the fiscal year ended July 31, 1995, the Fund paid $665 in commissions to PaineWebber, for the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, the Fund paid no brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins.

  Consistent with the interests of the Fund and subject to the review by the Trust's board of trustees, the Sub-Adviser may, in its discretion, use brokers who provide the Fund with research, analysis, advice and similar services to execute portfolio transactions on behalf of the Fund. In return for such brokerage and research services, the Sub-Adviser may pay to those brokers a higher commission than may be charged by other brokers, provided that the Sub-Adviser determines in good faith that such commission is reasonable in terms either of the particular transaction or of the overall responsibility of the Sub-Adviser and its affiliates to the Fund and their other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. Research services furnished by brokers through which the Fund effects securities transactions may be used by the Sub-Adviser in advising other funds or accounts it manages and, conversely, research services furnished to the Sub-Adviser in connection with other funds or accounts the Sub-Adviser manages may be used by the Sub-Adviser for the Fund. Information and research received from brokers will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the Sub-Advisory Contract. For the fiscal year ended July
31, 1995, the Fund directed $    , in portfolio transactions to brokers chosen
because they provided research services, for which the Fund paid $       , in
commissions. The Fund may purchase and sell securities to and from dealers who provide the Fund with research services. Portfolio transactions will not be directed by the Fund to such dealers solely on the basis of research services provided. The Fund will not purchase portfolio securities at a higher price or sell such securities at a lower price in connection with transactions effected with a dealer, acting as principal, who furnishes research services to the Sub-Adviser than would be the case if no weight were given by the Sub-Adviser to the dealer's furnishing of such services. Research services furnished by the dealers through which or with which the Fund effects securities transactions may be used by the Sub-Adviser in advising other funds or accounts, and, conversely, research services furnished to the Sub-Adviser in connection with other funds or accounts that the Sub-Adviser advises may be used in advising the Fund.

  Investment decisions for the Fund and for other investment accounts managed by the Sub-Adviser and its affiliates are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount in a manner that is deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Fund will not purchase securities that are offered in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the Trust's board of trustees pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins, the Sub-Adviser or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The Fund's portfolio turnover rate may vary greatly from year to year but it will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of such securities in the portfolio during the year. For the year ended July 31, 1995, the six months ended July 31, 1994 and the fiscal year ended January 31, 1994, the portfolio turnover rates for the Fund were 19%, 20% and 98%, respectively.

   REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION AND
                                OTHER SERVICES

  COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

  An "eligible group of related Fund investors" can consist of any combination of the following:

    (a) an individual, that individual's spouse, parents and children;

    (b) an individual and his or her Individual Retirement Account ("IRA");

    (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

    (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

    (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

    (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; or

    (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer).

  RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

  WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

  Certain PaineWebber mutual funds offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing System on July 1, 1991 ("CDSC Funds"). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of the CDSC Funds, Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at the time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of the Fund, any waiver or reduction of the contingent deferred sales charge that applied to the Class B Shares of the CDSC Fund will apply to the Class B shares of the Fund acquired through the exchange.

  ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Fund may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

  If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange, Inc. ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

  SYSTEMATIC WITHDRAWAL PLAN. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payment specified by participants in the Fund's systematic withdrawal plan. The payment generally is mailed approximately five business days after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends and Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to

PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

  REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in the Fund without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends and Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM; PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT (R) (RMA (R))

  Shares of the PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

  To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

  The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

  Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

  In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

  . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold
   MasterCard (R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

  . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

  . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the seven RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA Connecticut Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

  . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

  . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

  . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

  . expanded account protection to $25 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

  . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

  The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

  Class B shares of the Fund will automatically convert to Class A shares, based on the relative net asset values per share of the two Classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which such Class B shares were issued, or
(2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If the shareholder acquired Class B shares of the Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion will be determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion into Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

  The availability of the conversion feature is subject to (1) the continuing applicability of a ruling of the Internal Revenue Service that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and (2) the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares of the Fund would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that these conditions for the availability of the conversion feature will not continue to be met.

                              VALUATION OF SHARES

  The Fund determines its net asset value per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on U.S. exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Sub-Adviser as the primary market. Securities traded in the OTC market and listed on the NASDAQ are valued at the last trade price on NASDAQ at 4:00 p.m., eastern time; other OTC securities are valued at the last bid price available prior to valuation.

  Where market quotations are readily available, debt securities are valued based upon those quotations, provided such quotations adequately reflect, in Mitchell Hutchins' judgment, fair value of the security. Where such market quotations are not readily available, such securities are valued based upon appraisals received from a pricing service using a computerized matrix system, or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities or assets will be valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

                            PERFORMANCE INFORMATION

  The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)n =   ERV

where:  P  =   a hypothetical initial payment of $1,000 to purchase shares of a specified Class

        T  =   average annual total return of shares of that Class

        n  =   number of years

      ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

  The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

  Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years will reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

  The following table shows performance information for the Class A, Class B and Class C shares of the Fund for the period indicated.

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
   One year ended July 31, 1995
     Standardized Return*...............................  10.63%   9.86%  13.60%
     Non-Standardized Return............................  15.80%  14.86%  14.76%
   Inception** to July 31, 1995
     Standardized Return*...............................   5.82%   5.50%   6.95%
     Non-Standardized Return............................   7.79%   6.96%   6.95%

--------

* Standardized Return for Class A shares reflects deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class C shares impose a contingent deferred sales charge only on redemptions made within one year of purchase; therefore, for periods longer than one year, Non-Standardized Return is identical to Standardized Return.
** The inception date for the Fund is February 1, 1993.

  OTHER INFORMATION. In Performance Advertisements, the Fund may compare its Standardized Return and/or its Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Industrials, the Dow Jones Industrial Average, the NASDAQ Composite Index, the Russell 2000 Index, the Russell 1000 Index, the Wilshire Small Cap Index, PSI Small Cap Index, the Lehman Bond Index, 30-year and 10-year U.S. Treasury bonds and changes in the Consumer Price Index as published by the U.S.

Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  Over the past sixty-five years, the total return of equity investments, as measured by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") exceeded the inflation rate, as measured by the Consumer Price Index, as well as the total return on long-term Treasury bonds and short-term Treasury bills. However, there can be no assurance that these relationships will continue or that the Fund's performance will be comparable to any of these indices. Furthermore, year-to-year fluctuations in each of these indices and instruments have been significant and total return for the S&P 500 for some periods has been negative.

  The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  The Fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote (R) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

                                     TAXES

  In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

  A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

  If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

  The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

   Dividends and other distributions declared by the Fund in October, November and December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

  If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax-- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

                               OTHER INFORMATION

  The Trust, PaineWebber Securities Trust, is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust or Fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust or the Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  Prior to November 10, 1995, the Fund's "Class C" shares were known as "Class D" shares.

  CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific Classes of the Fund's shares to which those expenses are attributable. For example, Class B shares of the Fund bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the transfer agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C., 20036-5891, counsel to the Fund, has passed upon the legality of the shares offered by the Prospectus. Kirkpatrick & Lockhart also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, N.Y. 10036, serves as independent accountants for the Fund.

                              FINANCIAL STATEMENTS

  The Fund's Annual Report to Shareholders for the year ended July 31, 1995 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

  AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories: BB, B, CCC. Debt rated BB, B and CCC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates a lower degree of speculation than B and CCC. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: "NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as matter of policy.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY IN- FORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAW-FULLY BE MADE.

                                ----------------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Statement of Additional Information.......................................   1
Investment Policies and Restrictions......................................   1
Trustees and Officers.....................................................   5
Investment Advisory and Distribution Arrangements.........................  14
Portfolio Transactions....................................................  17
Reduced Sales Charges, Additional Exchange and Redemption Information and
 Other Services...........................................................  19
Conversion of Class B Shares..............................................  23
Valuation of Shares.......................................................  24
Performance Information...................................................  24
Taxes.....................................................................  26
Other Information.........................................................  28
Financial Statements......................................................  29
Appendix.................................................................. A-1

(C) 1995 PaineWebber Incorporated


LOGO  Recycled Paper


PAINEWEBBER
SMALL CAP
VALUE FUND

--------------------------------------------------------------------------------
                      Statement of Additional Information

                        , 1995

--------------------------------------------------------------------------------


                                                                     PAINEWEBBER

                              PART C.  OTHER INFORMATION
                              -------------------------

     Item 24.  Financial Statements and Exhibits
               ---------------------------------
     (a)      Financial Statements (filed herewith)

              PaineWebber Small Cap Value Fund

              Included in Part A of this Registration Statement:

                      Financial Highlights for one Class A, Class B and Class C share of the Fund for the year ended July 31, 1995, the period February 1, 1994 through July 31, 1994 and the year ended January 31, 1994.


              Included in Part B of this Registration Statement through incorporation by reference from the Annual Report to Shareholders (previously filed with the Securities and Exchange Commission through EDGAR on October 5, 1995, Accession No. 0000950130-95-001994):


                      Portfolio of Investments at July 31, 1995.

                      Statement of Assets and Liabilities at July 31, 1995.

                      Statement of Operations for the year ended July 31, 1995.

                      Statement of Changes in Net Assets for the year ended July 31, 1995 and the period February 1, 1994 through July 31, 1994.

                      Notes to Financial Statements.

                      Financial Highlights for one Class A, Class B and Class C share of the Fund for the year ended July 31, 1995, the period February 1, 1994 through July 31, 1994 and the year ended January 31, 1994.

                      Report of Price Waterhouse LLP, Independent Accountants, dated September 20, 1995.

     (b)      Exhibits:

              (1)     (a)      Declaration of Trust 1/
                      (b)      Amendment effective December 10, 1992 to
                               Declaration of Trust 2/
                      (c)      Amendment effective November 29, 1993 to
                               Declaration of Trust 6/
              (2)     (a)      By-Laws 1/

                      (b)      Amendment dated September 28, 1994 to By-Laws 8/

              (3)     Voting trust agreement - none

              (4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 9/

              (5)     (a)      Investment Advisory and Administration
                               Contract 4/
                      (b)      Sub-Advisory Contract with respect to PaineWebber
                               Small Cap Value Fund 4/
                      (c)      Fee Agreement with respect to PaineWebber
                               Strategic Income Fund 6/
              (6)     (a)      Distribution Contract with respect to Class A
                               Shares 5/
                      (b)      Distribution Contract with respect to Class B
                               Shares 5/

                      (c) Distribution Contract with respect to Class C Shares (filed herewith)

                      (d) Exclusive Dealer Agreement with respect to Class A Shares 5/
                      (e) Exclusive Dealer Agreement with respect to Class B Shares 5/

                      (f) Exclusive Dealer Agreement with respect to Class C Shares (filed herewith)

              (7)     Bonus, profit sharing or pension plans - none
              (8)     Custodian Agreement 5/
              (9)     Transfer Agency Agreement 7/
              (10)    (a)      Opinion and consent of Kirkpatrick & Lockhart,
                               counsel to the Registrant, with respect to PaineWebber Small Cap Value Fund 3/
                      (b)      Opinion and consent of Kirkpatrick & Lockhart,
                               counsel to the Registrant, with respect to PaineWebber Strategic Income Fund 5/

              (11)    Other opinions, appraisals, rulings and consents:
                               Accountants' consent with respect to PaineWebber Small Cap Value Fund (filed herewith)

              (12)    Financial Statements omitted from Part B - none
              (13)    Letter of investment intent 3/
              (14)    Prototype Retirement Plan - none
              (15)    (a)      Plan of Distribution pursuant to Rule 12b-1 with
                               respect to Class A Shares 4/
                      (b)      Plan of Distribution pursuant to Rule 12b-1 with
                               respect to Class B Shares 4/

                      (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 4/
                      (d) Addendum to Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares of PaineWebber Strategic Income Fund 6/

              (16)    (a)      Schedule for Computation of Performance
                               Quotations for PaineWebber Small Cap Value
                               Fund 6/

                      (b) Schedule of Computation of Performance Quotations for PaineWebber Strategic Income Fund 8/
              (17) and
              (27)    Financial Data Schedule (filed herewith)
              (18)    Plan Pursuant to Rule 18f-3 (filed herewith)

              (19) Power of Attorney for Richard Q. Armstrong (filed herewith)

     _____________

     1/ Incorporated by reference from Registrant's initial Registration Statement, SEC File No. 33-55374, filed December 3, 1992.

     2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-55374, filed January 7, 1993.

     3/ Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-55374, filed January 28, 1993.

     4/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-55374, filed August 13, 1993.

     5/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-55374, filed November 29, 1993.

     6/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement, SEC File No. 33-55374, filed June 1, 1994.

     7/ Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement, SEC File No. 33-55374, filed December 1, 1994.

     8/ Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement, SEC File No. 33-55374, filed June 1, 1995.
     9/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Declaration of Trust, as amended effective December 2, 1992 and November 29, 1993, and from Articles II, VII and X of Registrant's By-Laws, as amended September 28, 1994.

     Item 25.  Persons Controlled by or under Common Control with Registrant
               -------------------------------------------------------------
                      None

     Item 26.  Number of Holders of Securities
               -------------------------------

                                                Number of Record Holders
              Title of Class                    as of October 23, 1995
              ---------------                   ------------------------

              Shares of beneficial interest,
              par value $0.001 per share, in

              PaineWebber Small Cap Value Fund
              Class A Shares                             2,439
              Class B Shares                             1,787
              Class D Shares                             5,785
                (to be renamed Class C Shares)

              PaineWebber Strategic Income Fund
              Class A Shares                               838
              Class B Shares                             2,873
              Class D Shares                             1,191
                (to be renamed Class C Shares)


     Item 27.  Indemnification
               ---------------
              Section 3 of Article X of the Declaration of Trust, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 3 of Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

              Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

              Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
     Article X, trustees shall not be liable for errors of judgement or mistakes of fact or law, for any act or omission in accordance with advice of counsel or other experts, or for failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

              Article IX of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability to the Registrant or its shareholders, provided that the Registrant may not purchase or maintain insurance that protects any such person against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

              Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

              Section 7 of the Sub-Advisory Contract between Mitchell Hutchins and Quest Advisory Corp. ("Quest") with respect to PaineWebber Small Cap Value Fund ("Small Cap") provides that Quest shall not be liable for any error of judgement or mistake of law or for any loss suffered by Small Cap, the Registrant or its shareholders or Mitchell Hutchins in connection with the matters to which the Sub-Advisory Contract relates, except to the extent that such a loss results from willful misfeasance, bad faith on or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

              Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

              Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 28.  Business and Other Connections of Investment Adviser
               ----------------------------------------------------

              Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc.

     Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


              Quest Advisory Corp. ("Quest"), a New York corporation, is a registered investment adviser and is primarily engaged in the investment advisory business. Charles M. Royce is the President, Secretary and Treasurer and the sole director and sole voting shareholder of Quest. Quest also serves as investment adviser of other registered management investment companies. Information as to the officers and directors of Quest is included in its Form ADV with the Securities and Exchange Commission (registration number 801-8268) and is incorporated herein by reference.

     Item 29.  Principal Underwriters
               ----------------------

              a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

              ALL AMERICAN TERM TRUST INC.




              MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST
              MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST II MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST III

              PAINEWEBBER AMERICA FUND



              PAINEWEBBER INVESTMENT SERIES
              PAINEWEBBER MANAGED ASSETS TRUST
              PAINEWEBBER MANAGED INVESTMENTS TRUST
              PAINEWEBBER MASTER SERIES, INC.
              PAINEWEBBER MUNICIPAL SERIES
              PAINEWEBBER MUTUAL FUND TRUST
              PAINEWEBBER OLYMPUS FUND
              PAINEWEBBER PREMIER INSURED MUNICIPAL INCOME FUND INC. PAINEWEBBER PREMIER TAX-FREE INCOME FUND INC.
              PAINEWEBBER PREMIER HIGH INCOME TRUST, INC.
              PAINEWEBBER REGIONAL FINANCIAL GROWTH FUND INC.
              PAINEWEBBER SECURITIES TRUST
              PAINEWEBBER SERIES TRUST

              STRATEGIC GLOBAL INCOME FUND, INC.
              TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
              2002 TARGET TERM TRUST INC.
              GLOBAL HIGH INCOME DOLLAR FUND, INC.
              GLOBAL SMALL CAP FUND, INC.

              b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant:


                                                                            Positions and Offices With
             Name and Principal            Positions and Offices             Underwriter or Exclusive
              Business Address                With Registrant                        Dealer
             ------------------            ---------------------            -------------------------

       Margo N. Alexander                President and Chief          President, Chief Executive Officer
       1285 Avenue of the Americas       Executive Officer            and a director of Mitchell Hutchins
       New York, NY  10019

       Teresa M. Boyle                   Vice President               Vice President and Manager - Advisory
       1285 Avenue of the Americas                                    Administration of Mitchell Hutchins
       New York, NY 10019

       Joan L. Cohen                     Vice President and           Vice President and Attorney of
       1285 Avenue of the Americas       Assistant Secretary          Mitchell Hutchins
       New York, NY  10019

       Thomas J. Libassi                 Vice President               Senior Vice President of Mitchell
       1285 Avenue of the Americas                                    Hutchins
       New York, NY 10019


                                                                            Positions and Offices With
             Name and Principal            Positions and Offices             Underwriter or Exclusive
              Business Address                With Registrant                        Dealer
             ------------------            ---------------------            -------------------------

       C. William Maher                  Vice President and           First Vice President of Mitchell
       1285 Avenue of the Americas       Assistant Treasurer          Hutchins
       New York, NY 10019

       Dennis McCauley                   Vice President               Managing Director and Chief
       1285 Avenue of the Americas                                    Investment Officer - Fixed Income of
       New York, NY 10019                                             Mitchell Hutchins

       Ann E. Moran                      Vice President and           Vice President of Mitchell Hutchins
       1285 Avenue of the Americas       Assistant Treasurer
       New York, NY 10019

       Dianne E. O'Donnell               Vice President and           Senior Vice President and Deputy
       1285 Avenue of the Americas       Secretary                    General Counsel of Mitchell Hutchins
       New York, NY  10019

       Victoria E. Schonfeld             Vice President               Managing Director and General Counsel
       1285 Avenue of the Americas                                    of Mitchell Hutchins
       New York, NY  10019

       Nirmal Singh                      Vice President               Vice President of Mitchell Hutchins
       1285 Avenue of the Americas
       New York, NY 10019

       Paul H. Schubert                  Vice President and           First Vice President of Mitchell
       1285 Avenue of the Americas       Assistant Treasurer          Hutchins
       New York, NY  10019

       Julian F. Sluyters                Vice President and           Senior Vice President and Director of
       1285 Avenue of the Americas       Treasurer                    the Mutual Fund Finance Division of
       New York, NY  10019                                            Mitchell Hutchins


                                                                            Positions and Offices With
             Name and Principal            Positions and Offices             Underwriter or Exclusive
              Business Address                With Registrant                        Dealer
             ------------------            ---------------------            -------------------------

       Mark A. Tincher                   Vice President               Managing Director and Chief
       1285 Avenue of the Americas                                    Investment Officer - U.S. Equity
       New York NY 10019                                              Investments of Mitchell Hutchins

       Gregory K. Todd                   Vice President               First Vice President and Associate
       1285 Avenue of the Americas       and Assistant                General Counsel of Mitchell Hutchins
       New York, NY  10019               Secretary

       Craig M. Varrelman                Vice President               First Vice President of Mitchell
       1285 Avenue of the Americas                                    Hutchins
       New York, NY 10019

       Stuart Waugh                      Vice President               First Vice President and a Portfolio
       1285 Avenue of the Americas                                    Manager of Mitchell Hutchins
       New York, NY 10019

       Keith A. Weller                   Vice President and           First Vice President and Associate
       1285 Avenue of the Americas       Assistant Secretary          General Counsel of Mitchell Hutchins
       New York, NY  10019

              c)  None

     Item 30.  Location of Accounts and Records
               --------------------------------
              The books and other documents required by paragraphs
     (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's Investment Adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019 or its Sub-Adviser, Denver Investment Advisors, Inc., 633 17th Street, Suite 1800, Denver, Colorado 80217. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

     Item 31.  Management Services
                -------------------
              Not applicable.

     Item 32.  Undertakings
                ------------
              Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Securities Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of New York and State of New York, on the 8th day of November, 1995.

                                PAINEWEBBER SECURITIES TRUST

                                 By:/s/ Dianne E. O'Donnell
                                        ----------------------------------
                                        Dianne E. O'Donnell
                                        Vice President and Secretary

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


                 Signature                     Title                  Date
                 ---------                     -----                 -----



       /s/ Margo N. Alexander*         President (Chief        November 8, 1995
       ----------------------------    Executive Officer)
       Margo N. Alexander

       /s/ E. Garrett Bewkes, Jr.**    Trustee, Chairman of    November 8, 1995
       ----------------------------    the Board of Trustees
       E. Garrett Bewkes, Jr.

       /s/ Richard Q. Armstrong****    Trustee                 November 8, 1995
       ----------------------------
       Richard Q. Armstrong

                                       Trustee
       ----------------------------
       Richard R. Burt

       /s/ John R. Torell III***       Trustee                 November 8, 1995
       ----------------------------
       John R. Torell III




       /s/ William D. White***         Trustee                 November 8, 1995
       ----------------------------
       William D. White

       /s/ Julian F. Sluyters          Vice President and      November 8, 1995
       ----------------------------    Treasurer (Principal
       Julian F. Sluyters              Financial Officer)



     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

     **   Signature affixed by Elinor W. Gammon pursuant to power of attorney dated January 3, 1994 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Series, SEC file No. 33-11025, filed March 1, 1994.

     *** Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated December 16, 1992 and incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement of PaineWebber Securities Trust, SEC File No. 33-55374, filed January 28, 1993.

     **** Signature affixed by Elinor W. Gammon pursuant to a power of attorney filed herewith.

                            PAINEWEBBER SECURITIES TRUST
                                    EXHIBIT INDEX

     Exhibit
     Number
     -------

     (1)      (a)     Declaration of Trust 1/
              (b)     Amendment effective December 10, 1992 to
                      Declaration of Trust 2/
              (c)     Amendment effective November 29, 1993 to
                      Declaration of Trust 6/
     (2)      (a)     By-Laws 1/
              (b)     Amendment dated September 28, 1994 to By-Laws 8/
     (3)      Voting trust agreement - none
     (4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 9/
     (5)      (a)     Investment Advisory and Administration Contract 4/
              (b)     Sub-Advisory Contract with respect to PaineWebber Small
                      Cap Value Fund 4/
              (c)     Fee Agreement with respect to PaineWebber
                      Strategic Income Fund 6/
     (6)      (a)     Distribution Contract with respect to Class A Shares 5/
              (b)     Distribution Contract with respect to Class B Shares 5/
              (c)     Distribution Contract with respect to Class C Shares
                      (filed herewith)
              (d)     Exclusive Dealer Agreement with respect to Class A
                      Shares 5/
              (e)     Exclusive Dealer Agreement with respect to Class B
                      Shares 5/
              (f)     Exclusive Dealer Agreement with respect to Class C Shares
                      (filed herewith)
     (7)      Bonus, profit sharing or pension plans - none
     (8)      Custodian Agreement 5/
     (9)      Form of Transfer Agency Agreement 7/
     (10)     (a)     Opinion and consent of Kirkpatrick & Lockhart,
                      counsel to the Registrant, with respect to
                      PaineWebber Small Cap Value Fund 3/
              (b)     Opinion and consent of Kirkpatrick & Lockhart,
                      counsel to the Registrant, with respect to
                      PaineWebber Strategic Income Fund 5/
     (11)     Other opinions, appraisals, rulings and consents:
              Accountants' consent with respect to PaineWebber Small Cap Value Fund (filed herewith)
     (12)     Financial Statements omitted from Part B - none
     (13)     Letter of investment intent 3/
     (14)     Prototype Retirement Plan - none
     (15)     (a)     Plan of Distribution pursuant to Rule 12b-1 with
                      respect to Class A Shares 4/
              (b)     Plan of Distribution pursuant to Rule 12b-1 with
                      respect to Class B Shares 4/
              (c)     Plan of Distribution pursuant to Rule 12b-1 with
                      respect to Class C Shares 4/
              (d)     Addendum to Plan of Distribution pursuant to Rule

                      12b-1 with respect to Class C Shares of
                      PaineWebber Strategic Income Fund 6/
     (16)     (a)     Schedule for Computation of Performance Quotations for
                      PaineWebber Small Cap Value Fund 6/
              (b)     Schedule of Computation of Performance Quotations for
                      PaineWebber Strategic Income Fund 8/
     (17) and
     (27)     Financial Data Schedule (filed herewith)
     (18)     Plan Pursuant to Rule 18f-3 (filed herewith)
     (19)     Power of Attorney for Richard Q. Armstrong (filed herewith)
     _____________

     1/ Incorporated by reference from Registrant's initial Registration Statement, SEC File No. 33-55374, filed December 3, 1992.

     2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-55374, filed January 7, 1993.

     3/ Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-55374, filed January 28, 1993.

     4/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-55374, filed August 13, 1993.

     5/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-55374, filed November 29, 1993.

     6/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement, SEC File No. 33-55374, filed June 1, 1994.

     7/ Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement, SEC File No. 33-55374, filed December 1, 1994.

     8/ Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement, SEC File No. 33-55374, filed June 1, 1995.

     9/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Declaration of Trust, as amended effective December 2, 1992 and November 29, 1993, and from Articles II, VII and X of Registrant's By-Laws, as amended September 28, 1994.